UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
12/31/17 (Unaudited)

COMMON STOCKS (67.7%)(a)
		Shares	Value

Banking (5.1%)

Bank Leumi Le-Israel BM (Israel)		22,047	$132,793

Bank of China, Ltd. (China)		3,442,000	1,689,016

Bank of Montreal (Canada)		8,200	656,196

BNP Paribas SA (France)		82,481	6,150,928

BOC Hong Kong Holdings, Ltd. (Hong Kong)		57,000	288,301

China Construction Bank Corp. (China)		5,459,000	5,021,321

Citigroup, Inc.		403,200	30,002,112

Credit Agricole SA (France)		141,916	2,344,413

DNB ASA (Norway)		146,528	2,709,274

Dubai Islamic Bank PJSC (United Arab Emirates)		786,284	1,324,488

Grupo Financiero Galicia SA ADR (Argentina)		24,593	1,619,449

Grupo Supervielle SA ADR (Argentina)		51,622	1,513,557

HDFC Bank, Ltd. (India)		43,508	1,276,136

Industrial & Commercial Bank of China, Ltd. (China)		3,914,000	3,138,705

Industrial Bank of Korea (South Korea)		193,361	2,965,138

Japan Post Bank Co., Ltd. (Japan)		21,700	281,767

JPMorgan Chase & Co.		388,137	41,507,370

Lloyds Banking Group PLC (United Kingdom)		649,360	594,616

Mitsubishi UFJ Financial Group, Inc. (Japan)		956,998	7,021,875

National Bank of Canada (Canada)		5,800	289,400

Nordea Bank AB (Sweden)		44,305	536,203

PNC Financial Services Group, Inc. (The)		58,100	8,383,249

Popular, Inc. (Puerto Rico)		1,600	56,784

Regions Financial Corp.		429,600	7,423,488

Resona Holdings, Inc. (Japan)		845,100	5,050,433

Sberbank of Russia PJSC ADR (Russia)		222,989	3,774,294

Societe Generale SA (France)		76,937	3,966,690

Sumitomo Mitsui Trust Holdings, Inc. (Japan)		33,900	1,346,283

SunTrust Banks, Inc.		85,600	5,528,904

Synovus Financial Corp.		25,500	1,222,470

TCF Financial Corp.		57,400	1,176,700

U.S. Bancorp		6,000	321,480

United Overseas Bank, Ltd. (Singapore)		31,400	619,438

			149,933,271
Basic materials (2.8%)

Anglo American PLC (United Kingdom)		77,431	1,618,318

Asahi Kasei Corp. (Japan)		184,000	2,370,293

Ashland Global Holdings, Inc.		9,700	690,640

BASF SE (Germany)		24,444	2,682,611

BHP Billiton, Ltd. (Australia)		96,212	2,214,633

Celanese Corp. Ser. A		6,000	642,480

China State Construction International Holdings, Ltd. (China)		872,000	1,216,508

CIMIC Group, Ltd. (Australia)		111,036	4,452,615

Covestro AG (Germany)		17,741	1,824,171

Domtar Corp.		25,200	1,247,904

Evonik Industries AG (Germany)		135,629	5,088,340

Formosa Plastics Corp. (Taiwan)		453,000	1,500,830

Fortescue Metals Group, Ltd. (Australia)		305,834	1,162,156

Hindalco Industries, Ltd. (India)		322,900	1,383,432

Hitachi Chemical Co., Ltd. (Japan)		42,500	1,091,987

Hitachi Metals, Ltd. (Japan)		30,600	437,473

HOCHTIEF AG (Germany)		25,052	4,415,335

Huntsman Corp.		172,800	5,752,512

Kajima Corp. (Japan)		105,000	1,009,137

Korea Zinc Co., Ltd. (South Korea)		3,329	1,531,542

Kuraray Co., Ltd. (Japan)		80,400	1,517,537

Loma Negra Cia Industrial Argentina SA ADR (Argentina)(NON)		30,818	710,047

Mitsubishi Chemical Holdings Corp. (Japan)		242,800	2,665,547

Mitsubishi Gas Chemical Co., Inc. (Japan)		44,400	1,277,327

Mitsubishi Materials Corp. (Japan)		10,600	377,379

Mondi PLC (South Africa)		19,291	502,944

Mota-Engil SGPS SA (Portugal)		291,351	1,280,193

Newmont Mining Corp.		82,700	3,102,904

Nine Dragons Paper Holdings, Ltd. (China)		595,000	953,212

Packaging Corp. of America		37,100	4,472,405

POSCO (South Korea)		5,043	1,565,857

Rio Tinto PLC (United Kingdom)		36,014	1,900,716

Sherwin-Williams Co. (The)		22,700	9,307,908

Skipper, Ltd. (India)(NON)		333,204	1,409,314

Sonoco Products Co.		1,600	85,024

Taisei Corp. (Japan)		39,800	1,979,659

United Co. RUSAL PLC (RUSAL) (Russia)		1,317,000	922,301

UPM-Kymmene OYJ (Finland)		17,005	527,637

voestalpine AG (Austria)		20,634	1,233,308

W.R. Grace & Co.		32,300	2,265,199

Waskita Beton Precast Tbk PT (Indonesia)		21,570,700	648,920

			81,038,255
Capital goods (4.4%)

ACS Actividades de Construccion y Servicios SA (Spain)		99,533	3,894,329

Allison Transmission Holdings, Inc.(S)		156,400	6,736,148

Avery Dennison Corp.		32,600	3,744,436

BAE Systems PLC (United Kingdom)		61,480	472,859

Berry Plastics Group, Inc.(NON)		28,400	1,666,228

Boeing Co. (The)		78,400	23,120,944

BWX Technologies, Inc.		35,900	2,171,591

CAE, Inc. (Canada)		10,400	193,190

Canon, Inc. (Japan)		900	33,517

Crane Co.		7,700	686,994

Crown Holdings, Inc.(NON)		97,200	5,467,500

CTCI Corp. (Taiwan)		825,000	1,251,278

Cummins, Inc.		52,200	9,220,608

Dassault Aviation SA (France)		334	519,235

General Dynamics Corp.		2,300	467,935

HEICO Corp.		500	47,175

Hitachi, Ltd. (Japan)		567,000	4,410,746

Honeywell International, Inc.		5,200	797,472

Huntington Ingalls Industries, Inc.		15,200	3,582,640

Ingersoll-Rand PLC		70,700	6,305,733

Iochpe Maxion SA (Brazil)		192,051	1,331,637

Jacobs Engineering Group, Inc.		42,600	2,809,896

JTEKT Corp (Japan)		61,100	1,050,251

KEI Industries, Ltd. (India)(NON)		117,239	691,363

L3 Technologies, Inc.		54,409	10,764,821

Northrop Grumman Corp.		39,900	12,245,709

Oshkosh Corp.		7,500	681,675

Parker Hannifin Corp.		35,100	7,005,258

Raytheon Co.		40,500	7,607,925

Republic Services, Inc.		2,700	182,547

Safran SA (France)		6,238	641,450

Spirit AeroSystems Holdings, Inc. Class A		42,800	3,734,300

Thales SA (France)		4,667	502,220

Waste Management, Inc.		65,800	5,678,540

			129,718,150
Communication services (2.3%)

ACC Claims Holdings, LLC Class A (Units)(F)		164,400	986

AMC Networks, Inc. Class A(NON)(S)		36,900	1,995,552

AT&T, Inc.		6,900	268,272

BCE, Inc. (Canada)		10,900	523,582

BT Group PLC (United Kingdom)		320,858	1,174,802

Deutsche Telekom AG (Germany)		13,029	231,064

Eutelsat Communications SA (France)		14,335	330,979

Juniper Networks, Inc.		233,300	6,649,050

KDDI Corp. (Japan)		200,900	5,001,875

Megacable Holdings SAB de CV (Units) (Mexico)		325,654	1,324,975

Nippon Telegraph & Telephone Corp. (Japan)		116,400	5,477,268

Proximus SADP (Belgium)		5,956	195,491

Shaw Communications, Inc. (Canada)		2,100	47,931

Sky PLC (United Kingdom)(NON)		384,039	5,236,769

Telecom Argentina SA ADR (Argentina)(NON)(S)		30,596	1,120,731

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)		3,224,000	1,049,308

Telstra Corp., Ltd. (Australia)		1,423,916	4,030,808

Tim Participacoes SA ADR (Brazil)		38,945	752,028

Turkcell Iletisim Hizmetleri AS (Turkey)		203,505	831,047

Verizon Communications, Inc.		593,315	31,404,163

			67,646,681
Communications equipment (—%)

Harris Corp.		2,700	382,455

			382,455
Computers (2.4%)

Amadeus IT Holding SA Class A (Spain)		88,275	6,353,741

Apple, Inc.		204,528	34,612,274

Avaya Holdings Corp.(NON)		15,171	266,251

CDK Global, Inc.		3,100	220,968

Check Point Software Technologies, Ltd. (Israel)(NON)		500	51,810

Citrix Systems, Inc.(NON)		65,200	5,737,600

CommerceHub, Inc. Ser. C(NON)		2,600	53,534

Fortinet, Inc.(NON)		96,000	4,194,240

Fujitsu, Ltd. (Japan)		90,000	637,929

HP, Inc.		517,600	10,874,776

NetApp, Inc.		6,900	381,708

Otsuka Corp. (Japan)		17,600	1,348,208

Synopsys, Inc.(NON)		37,700	3,213,548

Xerox Corp.		96,375	2,809,331

			70,755,918
Conglomerates (0.8%)

AMETEK, Inc.		43,100	3,123,457

Bouygues SA (France)		95,629	4,967,791

Danaher Corp.		69,700	6,469,554

Marubeni Corp. (Japan)		646,100	4,691,448

Mitsui & Co., Ltd. (Japan)		233,400	3,790,606

			23,042,856
Consumer cyclicals (9.3%)

Adecco Group AG (Switzerland)		57,764	4,414,882

Amazon.com, Inc.(NON)		3,640	4,256,871

Aramark		1,300	55,562

Automatic Data Processing, Inc.		5,900	691,421

Basso Industry Corp. (Taiwan)		578,000	1,293,680

Berkeley Group Holdings PLC (The) (United Kingdom)		66,696	3,776,735

Booz Allen Hamilton Holding Corp.		48,900	1,864,557

Bridgestone Corp. (Japan)		12,400	576,674

Caesars Entertainment Corp.(NON)		5,084	64,313

Canadian Tire Corp., Ltd. (Canada)		4,100	534,598

Carnival PLC (United Kingdom)		66,946	4,401,755

Carter's, Inc.		10,100	1,186,649

CBS Corp. Class B (non-voting shares)		10,600	625,400

China Conch Venture Holdings, Ltd. (China)		463,000	1,070,966

Christian Dior SE (France)		1,842	672,253

Clorox Co. (The)		42,600	6,336,324

Dai Nippon Printing Co., Ltd. (Japan)		67,500	1,505,990

Daimler AG (Registered Shares) (Germany)		2,687	228,160

Discovery Communications, Inc. Class A(NON)(S)		364,200	8,150,796

Dixon Technologies India, Ltd. (India)(NON)		17,710	1,160,940

Dolby Laboratories, Inc. Class A		14,700	911,400

Ecolab, Inc.		1,200	161,016

Electrolux AB Ser. B (Sweden)		119,083	3,829,922

Euronet Worldwide, Inc.(NON)		1,000	84,270

Extended Stay America, Inc. (Units)		106,400	2,021,600

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)		2	2

Ferrari NV (Italy)		727	76,259

Fiat Chrysler Automobiles NV (Italy)(NON)		223,086	3,977,759

Ford Motor Co.		85,100	1,062,899

Fu Shou Yuan International Group, Ltd. (China)		1,516,000	1,294,177

Genting Bhd (Malaysia)		399,000	906,096

Harvey Norman Holdings, Ltd. (Australia)(S)		544,317	1,767,546

Hasbro, Inc.		48,800	4,435,432

Hilton Grand Vacations, Inc.(NON)		15,800	662,810

Hilton Worldwide Holdings, Inc.		70,300	5,614,158

Home Depot, Inc. (The)		119,081	22,569,422

Hyatt Hotels Corp. Class A(NON)		12,800	941,312

Industrivarden AB Class A (Sweden)		165,133	4,252,922

ISS A/S (Denmark)		4,092	157,849

John Wiley & Sons, Inc. Class A		900	59,175

JUMBO SA (Greece)		42,704	762,174

KAR Auction Services, Inc.		42,200	2,131,522

Kimberly-Clark Corp.		86,200	10,400,892

Kingfisher PLC (United Kingdom)		862,819	3,933,366

Lagardere SCA (France)		18,686	598,640

Lear Corp.		23,900	4,222,174

Liberty SiriusXM Group Class A(NON)		46,700	1,852,122

Live Nation Entertainment, Inc.(NON)		59,900	2,549,943

Lowe's Cos., Inc.		230,227	21,397,297

LVMH Moet Hennessy Louis Vuitton SA (France)		937	275,244

Marks & Spencer Group PLC (United Kingdom)		883,168	3,745,591

Marriott International, Inc./MD Class A		300	40,719

Masco Corp.		92,700	4,073,238

Massmart Holdings, Ltd. (South Africa)		33,114	373,340

Mazda Motor Corp. (Japan)		37,400	501,837

METRO AG (Germany)		6,906	104,459

Michael Kors Holdings, Ltd.(NON)		77,100	4,853,445

Namco Bandai Holdings, Inc. (Japan)		29,200	955,212

Nameson Holdings, Ltd. (Hong Kong)		2,386,000	965,313

Naspers, Ltd. Class N (South Africa)		16,830	4,689,332

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)		1	1

New Middle East Other Assets GmbH (acquired 8/12/13, cost $1) (Private) (Germany)(NON)(F)(RES)		1	1

News Corp. Class A		84,600	1,371,366

News Corp. Class B		2,400	39,840

Nissan Motor Co., Ltd. (Japan)		145,900	1,455,043

NVR, Inc.(NON)		1,030	3,613,467

Padini Holdings Bhd (Malaysia)		725,400	944,677

PC Jeweller, Ltd. (India)		121,107	864,184

Peugeot SA (France)		178,505	3,626,072

Poya International Co., Ltd. (Taiwan)		118,820	1,486,777

Priceline Group, Inc. (The)(NON)		89	154,659

PVH Corp.		47,100	6,462,591

Qualicorp SA (Brazil)		133,463	1,247,280

Ralph Lauren Corp.		110,600	11,468,114

Randstad Holding NV (Netherlands)		19,701	1,208,774

Renault SA (France)		19,283	1,938,092

Robinsons Retail Holdings, Inc. (Philippines)		472,810	911,981

Ross Stores, Inc.		105,800	8,490,450

Royal Caribbean Cruises, Ltd.		60,700	7,240,296

RTL Group SA (Belgium)		16,416	1,318,370

S&P Global, Inc.		43,200	7,318,080

Scotts Miracle-Gro Co. (The) Class A		800	85,592

ServiceMaster Global Holdings, Inc.(NON)		30,800	1,579,116

Sporton International, Inc. (Taiwan)		206,000	1,110,578

Suzuki Motor Corp. (Japan)		17,300	1,002,018

Taylor Wimpey PLC (United Kingdom)		1,784,522	4,971,126

Thor Industries, Inc.		19,700	2,969,184

TJX Cos., Inc. (The)(S)		75,800	5,795,668

Toppan Printing Co., Ltd. (Japan)		222,000	2,006,037

Toro Co. (The)		18,500	1,206,755

Total System Services, Inc.		40,600	3,211,054

TUI AG (Germany)		245,590	5,085,047

Twenty-First Century Fox, Inc.		4,000	138,120

Vantiv, Inc. Class A(NON)(S)		4,000	294,200

Visteon Corp.(NON)		18,100	2,265,034

Wal-Mart de Mexico SAB de CV (Mexico)		706,300	1,732,119

Walt Disney Co. (The)		83,200	8,944,832

World Fuel Services Corp.		1,300	36,582

Xinyi Glass Holdings, Ltd. (China)		828,000	1,078,692

Yamada Denki Co., Ltd. (Japan)		20,000	110,060

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)		203,000	796,560

			271,658,901
Consumer finance (0.6%)

Chailease Holding Co., Ltd. (Taiwan)		651,000	1,892,354

Dewan Housing Finance Corp., Ltd. (India)		164,700	1,498,962

Discover Financial Services		78,900	6,068,988

Synchrony Financial		191,300	7,386,093

			16,846,397
Consumer staples (5.8%)

Altria Group, Inc.		12,376	883,770

Associated British Foods PLC (United Kingdom)		74,831	2,844,809

BIM Birlesik Magazalar AS (Turkey)		42,138	868,154

Carlsberg A/S Class B (Denmark)		4,881	584,628

Coca-Cola Amatil, Ltd. (Australia)		523,403	3,471,529

Coca-Cola HBC AG (Switzerland)		17,374	565,127

ConAgra Foods, Inc.		117,600	4,429,992

CVS Health Corp.		6,300	456,750

Delivery Hero Holding GmbH (Germany)(NON)		6,000	237,322

Diageo PLC (United Kingdom)		6,062	221,859

Distribuidora Internacional de Alimentacion SA (Spain)		108,436	559,056

Dr. Pepper Snapple Group, Inc.		20,700	2,009,142

Global Fashion Group SA (acquired 8/2/13, cost $43,833) (Private) (Luxembourg)(NON)(F)(RES)		1,036	9,995

Gourmet Master Co., Ltd. (Taiwan)		60,000	875,662

Graham Holdings Co. Class B		62	34,618

Grape King Bio, Ltd. (Taiwan)		160,000	1,119,857

Gruma SAB de CV Class B (Mexico)		105,097	1,332,788

Heineken Holding NV (Netherlands)		24,413	2,411,934

Henkel AG & Co. KGaA (Preference) (Germany)		4,043	533,836

Hershey Co. (The)		51,100	5,800,361

Ingredion, Inc.		22,600	3,159,480

ITOCHU Corp. (Japan)		303,700	5,670,332

J Sainsbury PLC (United Kingdom)		1,301,716	4,237,800

J.M. Smucker Co. (The)		2,700	335,448

Jubilant Foodworks, Ltd. (India)		48,646	1,341,605

Kao Corp. (Japan)		87,100	5,891,251

Lamb Weston Holdings, Inc.		41,800	2,359,610

Liberty Expedia Holdings, Inc. Class A(NON)		14,200	629,486

Loblaw Cos., Ltd. (Canada)		8,800	477,594

ManpowerGroup, Inc.		23,500	2,963,585

McDonald's Corp.		82,400	14,182,688

McDonald's Holdings Co. (Japan), Ltd. (Japan)		11,700	514,591

Metro Wholesale & Food Specialist AG (Germany)(NON)		153,817	3,072,250

Nestle SA (Switzerland)		40,677	3,495,461

NH Foods, Ltd. (Japan)		9,000	218,706

PepsiCo, Inc.		156,900	18,815,448

Pinnacle Foods, Inc.		40,800	2,426,376

Pool Corp.		600	77,790

Procter & Gamble Co. (The)		103,795	9,536,685

Ser Educacional SA 144A (Brazil)		114,272	1,078,265

Swedish Match AB (Sweden)		48,498	1,908,921

Sysco Corp.		143,900	8,739,047

TAL Education Group ADR (China)		38,200	1,134,922

Tate & Lyle PLC (United Kingdom)		515,785	4,892,867

Toyota Tsusho Corp. (Japan)		86,700	3,484,461

Tyson Foods, Inc. Class A		139,600	11,317,372

Ulta Beauty, Inc.(NON)		300	67,098

Unilever NV ADR (Netherlands)		22,146	1,244,258

US Foods Holding Corp.(NON)		96,900	3,094,017

Walgreens Boots Alliance, Inc.		134,300	9,752,866

WH Group, Ltd. (Hong Kong)		4,191,000	4,724,077

WM Morrison Supermarkets PLC (United Kingdom)		1,329,595	3,946,019

X5 Retail Group NV GDR (Russia)(NON)		41,489	1,565,834

Xiabuxiabu Catering Management China Holdings Co., Ltd. (China)		215,000	432,937

Yum! Brands, Inc.		53,000	4,325,330

			170,365,666
Electronics (2.2%)

Agilent Technologies, Inc.		51,600	3,455,652

Casetek Holdings, Ltd. (Taiwan)		294,000	1,007,257

Corning, Inc.		5,100	163,149

Elite Material Co., Ltd. (Taiwan)		382,000	1,302,100

Hoya Corp. (Japan)		40,000	1,998,716

Koninklijke Philips NV (Netherlands)		11,004	416,297

MediaTek, Inc. (Taiwan)		255,000	2,513,778

NXP Semiconductor NV(NON)		135,400	15,853,986

Rockwell Automation, Inc.		7,300	1,433,355

Samsung Electronics Co., Ltd. (South Korea)		5,504	13,076,539

Samsung Electronics Co., Ltd. (Preference) (South Korea)		666	1,298,309

Texas Instruments, Inc.		191,700	20,021,148

Trimble Inc.(NON)		38,000	1,544,320

			64,084,606
Energy (3.5%)

Baker Hughes a GE Co.		8,200	259,448

Caltex Australia, Ltd. (Australia)		56,623	1,501,789

Canvest Environmental Protection Group Co., Ltd. (China)		2,591,000	1,528,275

Chevron Corp.		137,400	17,201,106

Exxon Mobil Corp.		295,835	24,743,639

Halcon Resources Corp.(NON)(S)		8,621	65,261

Indian Oil Corp., Ltd. (India)		137,921	839,441

Lukoil PJSC ADR (Russia)		32,961	1,885,540

Marathon Petroleum Corp.		137,500	9,072,250

Milagro Oil & Gas, Inc. (Units)(F)		89	7,209

Nine Point Energy		1,344	18,493

NOVATEK OAO GDR (Russia)		7,128	856,514

OMV AG (Austria)		4,859	307,846

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)(S)		63,355	651,923

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)(S)		37,400	367,642

Phillips 66		2,100	212,415

PTT PCL (Foreign depositary shares) (Thailand)		163,500	2,197,392

Repsol SA (Spain)		313,555	5,541,653

Royal Dutch Shell PLC Class B (United Kingdom)		93,715	3,160,719

SandRidge Energy, Inc.(NON)(S)		3,783	79,708

Tervita Corp. Class A (Canada)		179	1,388

Total SA (France)		143,825	7,935,587

Valero Energy Corp.		161,800	14,871,038

Vestas Wind Systems A/S (Denmark)		20,640	1,414,797

Williams Cos., Inc. (The)		285,700	8,710,993

Woodside Petroleum, Ltd. (Australia)		20,289	524,383

			103,956,449
Financial (1.5%)

3i Group PLC (United Kingdom)		527,222	6,498,742

AerCap Holdings NV (Ireland)(NON)		17,455	918,308

Ally Financial, Inc.		139,900	4,079,484

Assurant, Inc.		16,900	1,704,196

BGC Partners, Inc. Class A		59,400	897,534

Broadridge Financial Solutions, Inc.		900	81,522

CME Group, Inc.		3,400	496,570

CoreLogic, Inc.(NON)		16,100	743,981

CTBC Financial Holding Co., Ltd. (Taiwan)		3,026,000	2,081,462

DGB Financial Group, Inc. (South Korea)		109,061	1,072,666

Edelweiss Financial Services, Ltd. (India)		356,229	1,657,293

Hana Financial Group, Inc. (South Korea)		40,163	1,868,779

HSBC Holdings PLC (United Kingdom)		113,159	1,167,015

Intercontinental Exchange, Inc.		850	59,976

Mizuho Financial Group, Inc. (Japan)		3,215,500	5,840,673

ORIX Corp. (Japan)		313,100	5,293,986

Shriram Transport Finance Co., Ltd. (India)		43,089	997,273

Sumitomo Mitsui Financial Group, Inc. (Japan)		154,600	6,677,173

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)		394,851	1,345,054

Wharf Real Estate Investment Co., Ltd. (Hong Kong)(NON)		106,000	705,504

			44,187,191
Government (0.1%)

Poste Italiane SpA (Italy)		272,610	2,052,350

			2,052,350
Health care (7.9%)

AbbVie, Inc.		83,000	8,026,930

Alfresa Holdings Corp. (Japan)		13,000	305,117

Allergan PLC		3,700	605,246

Amgen, Inc.		37,800	6,573,420

Anthem, Inc.		55,600	12,510,556

Aspen Pharmacare Holdings, Ltd. (South Africa)		50,425	1,130,560

AstraZeneca PLC (United Kingdom)		10,356	710,660

Baxter International, Inc.		1,300	84,032

Bayer AG (Germany)		24,732	3,076,044

Bio-Rad Laboratories, Inc. Class A(NON)		600	143,202

Biogen, Inc.(NON)		5,800	1,847,706

Bristol-Myers Squibb Co.		96,600	5,919,648

Bruker Corp.		24,100	827,112

Celgene Corp.(NON)		102,400	10,686,464

Charles River Laboratories International, Inc.(NON)		18,100	1,981,045

China Traditional Chinese Medicine Holdings Co., Ltd. (China)		2,438,000	1,297,443

Cigna Corp.		50,300	10,215,427

Eli Lilly & Co.		125,800	10,625,068

Fleury SA (Brazil)		178,206	1,590,751

Fresenius Medical Care AG & Co., KGaA (Germany)		23,374	2,461,824

Fresenius SE & Co. KGaA (Germany)		523	40,721

Gilead Sciences, Inc.		90,100	6,454,764

GlaxoSmithKline PLC (United Kingdom)		355,898	6,295,069

Humana, Inc.		41,200	10,220,484

Johnson & Johnson		171,059	23,900,363

McKesson Corp.		70,600	11,010,070

Medipal Holdings Corp. (Japan)		73,700	1,443,315

Merck & Co., Inc.		201,700	11,349,659

Mitsubishi Tanabe Pharma Corp. (Japan)		99,700	2,055,124

Novartis AG (Switzerland)		111,391	9,417,190

Pfizer, Inc.		109,600	3,969,712

Premier, Inc. Class A(NON)(S)		23,000	671,370

Richter Gedeon Nyrt (Hungary)		68,028	1,781,080

Roche Holding AG (Switzerland)		39,438	9,975,575

Sanofi (France)		82,792	7,128,686

Service Corp. International/US		40,400	1,507,728

Shionogi & Co., Ltd. (Japan)		67,200	3,633,300

Thermo Fisher Scientific, Inc.		300	56,964

UnitedHealth Group, Inc.		141,000	31,084,860

Vertex Pharmaceuticals, Inc.(NON)		19,800	2,967,228

Vieworks Co., Ltd. (South Korea)		18,543	708,126

WellCare Health Plans, Inc.(NON)		21,500	4,323,865

Zoetis, Inc.		9,800	705,992

			231,319,500
Insurance (3.1%)

Aflac, Inc.		88,900	7,803,642

AIA Group, Ltd. (Hong Kong)		103,400	881,828

Allianz SE (Germany)		33,236	7,611,496

Allstate Corp. (The)		84,300	8,827,053

American Financial Group, Inc.		12,100	1,313,334

Aspen Insurance Holdings, Ltd.		1,000	40,600

Assured Guaranty, Ltd.		39,400	1,334,478

AXA SA (France)		175,656	5,206,170

Baloise Holding AG (Switzerland)		3,359	522,773

Berkshire Hathaway, Inc. Class B(NON)		2,500	495,550

Dongbu Insurance Co., Ltd. (South Korea)		16,032	1,065,884

Hartford Financial Services Group, Inc. (The)		101,300	5,701,164

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)		22,530	987,998

ING Life Insurance Korea, Ltd. (South Korea)		30,507	1,517,398

IRB Brasil Resseguros SA (Brazil)		257,598	2,640,358

Legal & General Group PLC (United Kingdom)		158,689	584,135

Lincoln National Corp.		48,700	3,743,569

Mapfre SA (Spain)		320,390	1,027,166

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		21,507	4,662,501

NN Group NV (Netherlands)		106,861	4,620,568

Ping An Insurance Group Co. of China, Ltd. (China)		243,500	2,534,394

Principal Financial Group, Inc.		37,500	2,646,000

Prudential Financial, Inc.		79,600	9,152,408

Reinsurance Group of America, Inc.		12,850	2,003,701

Swiss Life Holding AG (Switzerland)		1,278	452,326

Swiss Re AG (Switzerland)		60,017	5,618,000

Torchmark Corp.		15,200	1,378,792

Travelers Cos., Inc. (The)		23,200	3,146,848

Unum Group		51,200	2,810,368

Voya Financial, Inc.		5,100	252,297

			90,582,799
Investment banking/Brokerage (1.1%)

Ameriprise Financial, Inc.		46,300	7,846,461

Daiwa Securities Group, Inc. (Japan)		95,000	596,192

E*Trade Financial Corp.(NON)		172,700	8,560,739

Goldman Sachs Group, Inc. (The)		27,700	7,056,852

Investor AB Class B (Sweden)		2,758	125,428

Morgan Stanley		70,800	3,714,876

Nomura Holdings, Inc. (Japan)		570,300	3,367,596

Partners Group Holding AG (Switzerland)		691	473,498

Raymond James Financial, Inc.		9,200	821,560

			32,563,202
Photography/Imaging (0.1%)

FUJIFILM Holdings Corp. (Japan)		12,800	522,569

Sunny Optical Technology Group Co., Ltd. (China)		133,000	1,684,767

			2,207,336
Real estate (2.6%)

AGNC Investment Corp.(R)		210,700	4,254,033

American Homes 4 Rent(R)		4,700	102,648

Annaly Capital Management, Inc.(R)		21,600	256,824

Apartment Investment & Management Co. Class A(R)		34,000	1,486,140

Apple Hospitality REIT, Inc.(R)		56,200	1,102,082

Barratt Developments PLC (United Kingdom)		332,842	2,908,721

Brandywine Realty Trust(R)		53,100	965,889

Brixmor Property Group, Inc.(R)		91,000	1,698,060

Camden Property Trust(R)		27,600	2,540,856

CBRE Group, Inc. Class A(NON)		61,500	2,663,565

Cheung Kong Property Holdings, Ltd. (Hong Kong)		582,000	5,087,207

Chimera Investment Corp.(R)		58,400	1,079,232

China Aoyuan Property Group, Ltd. (China)		1,760,000	962,601

Colony NorthStar, Inc. Class A(R)		132,200	1,508,402

Corporate Office Properties Trust(R)		2,500	73,000

Duke Realty Corp.(R)		79,400	2,160,474

Empire State Realty Trust, Inc. Class A(R)		1,800	36,954

EPR Properties(R)		2,300	150,558

Equity Commonwealth(NON)(R)		23,100	704,781

Equity Lifestyle Properties, Inc.(R)		12,900	1,148,358

Equity Residential Trust(R)		77,800	4,961,306

Fonciere Des Regions (France)(R)		41,952	4,753,346

Forest City Realty Trust, Inc. Class A(R)		66,700	1,607,470

Gaming and Leisure Properties, Inc.(R)		28,800	1,065,600

HCP, Inc.(R)		118,300	3,085,264

Highwoods Properties, Inc.(R)		30,800	1,568,028

Hudson Pacific Properties, Inc.(R)		29,100	996,675

Kerry Properties, Ltd. (Hong Kong)		404,000	1,817,394

KWG Property Holding, Ltd. (China)		1,056,500	1,229,137

Lamar Advertising Co. Class A(R)		1,900	141,056

Liberty Property Trust(R)		33,000	1,419,330

MFA Financial, Inc.(R)		92,100	729,432

MRV Engenharia e Participacoes SA (Brazil)		337,997	1,532,506

Nomura Real Estate Holdings, Inc. (Japan)		38,000	852,141

Outfront Media, Inc.(R)		37,300	865,360

Park Hotels & Resorts, Inc.(R)		68,000	1,955,000

Persimmon PLC (United Kingdom)		132,052	4,876,502

Quality Care Properties, Inc.(NON)(R)		2,100	29,001

Realogy Holdings Corp.(S)		67,900	1,799,350

Retail Properties of America, Inc. Class A(R)		6,300	84,672

Senior Housing Properties Trust(R)		33,300	637,695

Spirit Realty Capital, Inc.(R)		236,800	2,031,744

Starwood Property Trust, Inc.(R)		71,700	1,530,795

Sun Hung Kai Properties, Ltd. (Hong Kong)		132,000	2,198,835

Two Harbors Investment Corp.(R)		5,300	86,178

Vornado Realty Trust(R)		38,900	3,041,202

Wharf Holdings, Ltd. (The) (Hong Kong)		106,000	366,542

WP Carey, Inc.(R)		9,000	620,100

			76,772,046
Semiconductor (0.6%)

Applied Materials, Inc.		103,800	5,306,256

KLA-Tencor Corp.		54,900	5,768,343

Maxim Integrated Products, Inc.		88,300	4,616,324

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		414,350	3,183,892

Tokyo Electron, Ltd. (Japan)		1,100	197,041

			19,071,856
Software (3.7%)

Adobe Systems, Inc.(NON)		24,200	4,240,808

Amdocs, Ltd.		64,800	4,243,104

Cadence Design Systems, Inc.(NON)		63,800	2,668,116

Chinasoft International, Ltd. (China)		2,244,000	1,487,179

Electronic Arts, Inc.(NON)		92,900	9,760,074

F5 Networks, Inc.(NON)		32,400	4,251,528

Intuit, Inc.		62,200	9,813,916

Microsoft Corp.		617,309	52,804,612

Mixi, Inc. (Japan)		6,500	291,968

Open Text Corp. (Canada)		10,300	366,359

Tencent Holdings, Ltd. (China)		198,700	10,271,793

VMware, Inc. Class A(NON)(S)		59,600	7,469,072

			107,668,529
Technology services (3.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		44,623	7,694,344

Alphabet, Inc. Class A(NON)		49,360	51,995,824

AtoS SE (France)		12,772	1,859,103

Cognizant Technology Solutions Corp. Class A		34,400	2,443,088

Dell Technologies, Inc. Class V(NON)		1,500	121,920

Dun & Bradstreet Corp. (The)		22,300	2,640,543

DXC Technology Co.		75,900	7,202,910

eBay, Inc.(NON)		21,000	792,540

Facebook, Inc. Class A(NON)		64,400	11,364,024

Fidelity National Information Services, Inc.		4,900	461,041

Fiserv, Inc.(NON)		2,500	327,825

Genpact, Ltd.		2,900	92,046

IBM Corp.		77,100	11,828,682

NCSOFT Corp. (South Korea)		2,768	1,156,354

Paychex, Inc.		4,800	326,784

Sogou, Inc. ADR (China)(NON)(S)		80,901	936,025

Yandex NV Class A (Russia)(NON)		36,848	1,206,772

Zebra Technologies Corp. Class A(NON)		12,200	1,266,360

			103,716,185
Transportation (1.8%)

ANA Holdings, Inc. (Japan)		43,900	1,832,146

Central Japan Railway Co. (Japan)		24,400	4,366,725

Deutsche Lufthansa AG (Germany)		14,554	535,008

Deutsche Post AG (Germany)		136,134	6,467,032

Fraport AG Frankfurt Airport Services Worldwide (Germany)		3,505	385,583

International Consolidated Airlines Group SA (Spain)		99,981	866,849

Japan Airlines Co., Ltd. (Japan)		13,200	516,515

Landstar System, Inc.		900	93,690

Norfolk Southern Corp.		5,700	825,930

Qantas Airways, Ltd. (Australia)		763,401	2,996,833

Royal Mail PLC (United Kingdom)		453,232	2,769,558

Southwest Airlines Co.		172,000	11,257,400

Union Pacific Corp.		135,800	18,210,780

Yangzijiang Shipbuilding Holdings, Ltd. (China)		468,200	514,561

			51,638,610
Utilities and power (2.5%)

American Electric Power Co., Inc.		91,100	6,702,227

AusNet Services (Units) (Australia)		314,367	443,293

CenterPoint Energy, Inc.		99,900	2,833,164

Centrica PLC (United Kingdom)		1,575,071	2,916,335

China Water Affairs Group, Ltd. (China)		1,196,000	1,083,209

Edison International		57,300	3,623,652

Endesa SA (Spain)		101,352	2,168,158

Enel SpA (Italy)		1,130,706	6,950,000

ENGIE SA (France)		25,313	434,912

Eni SpA (Italy)		26,205	433,348

Entergy Corp.		133,624	10,875,657

Exelon Corp.		136,100	5,363,701

FirstEnergy Corp.		169,700	5,196,214

Gas Natural SDG SA (Spain)		10,992	253,621

Great Plains Energy, Inc.		11,600	373,984

Iberdrola SA (Spain)		89,978	696,308

Innogy SE (Germany)		47,313	1,843,806

KEC International, Ltd. (India)		291,607	1,744,768

Kinder Morgan, Inc.		464,900	8,400,743

NiSource, Inc.		23,500	603,245

OGE Energy Corp.		36,500	1,201,215

Pampa Energia SA ADR (Argentina)(NON)		14,582	981,077

PG&E Corp.		6,500	291,395

PPL Corp.		109,200	3,379,740

RusHydro PJSC ADR (Russia)		674,852	809,901

Southern Co. (The)		2,700	129,843

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)		11,872	9,498

UGI Corp.		61,350	2,880,383

Vectren Corp.		15,400	1,001,308

			73,624,705

Total common stocks (cost $1,633,364,856)			$1,984,833,914

CORPORATE BONDS AND NOTES (10.6%)(a)
		Principal amount	Value

Basic materials (0.9%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$130,000	$135,200

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)		70,000	81,443

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25		135,000	133,650

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		40,000	43,225

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		115,000	117,300

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		95,000	109,013

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)		300,000	384,000

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		195,000	204,750

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		300,000	301,125

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		295,000	313,806

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		360,000	380,700

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23		275,000	324,500

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		315,000	326,025

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		495,000	522,225

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		195,000	202,937

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		275,000	286,000

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		700,000	722,750

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		587,000	621,121

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		550,000	578,875

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		260,000	245,700

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		905,000	943,383

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		165,000	170,775

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		190,000	206,150

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		175,000	185,063

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		430,000	424,625

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)		250,000	254,688

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		88,000	90,860

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		340,000	339,575

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		495,000	509,278

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21		265,000	273,869

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.907%, 5/1/20		195,000	196,224

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		252,000	261,961

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		730,000	793,875

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		290,000	300,324

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		245,000	267,050

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)		130,000	134,550

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		440,000	488,400

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		719,000	759,120

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		486,000	490,880

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		249,000	258,960

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		235,000	227,844

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		130,000	145,438

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		260,000	293,800

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		145,000	155,150

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		205,000	211,663

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		44,000	46,640

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		295,000	313,438

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)		155,000	157,325

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)		180,000	187,044

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		19,000	19,053

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		145,000	149,713

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		85,000	89,569

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		35,000	37,830

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22		105,000	108,413

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		284,000	283,290

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)		161,000	160,598

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		230,000	234,600

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		185,000	192,863

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		145,000	155,971

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		30,000	34,350

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		285,000	307,088

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25		480,000	476,400

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25		50,000	54,500

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	259,079

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		130,000	129,495

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		225,000	270,844

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		90,000	95,175

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		190,000	201,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		17,000	17,510

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25		745,000	747,794

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		105,000	109,599

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		95,000	95,238

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		35,000	39,550

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		305,000	318,725

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		180,000	185,400

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		100,000	102,750

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		330,000	353,925

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		235,000	245,575

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		295,000	305,782

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		195,000	207,188

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)		175,000	184,625

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		238,000	236,810

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		495,000	514,070

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		1,205,000	1,211,958

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		395,000	555,316

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		198,000	278,425

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		355,000	490,354

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		185,000	199,569

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		200,000	225,000

			25,213,416
Capital goods (0.5%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		470,000	480,575

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24		225,000	231,750

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		55,000	55,344

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		174,000	189,660

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		430,000	467,625

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		200,000	210,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		110,000	115,271

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		75,000	77,250

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		76,000	78,280

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		225,000	234,000

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		105,000	109,702

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		405,000	444,488

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		235,000	238,525

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		305,000	334,738

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25		35,000	35,525

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		100,000	116,500

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		235,000	235,259

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		275,000	274,395

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		455,000	465,238

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		150,000	151,956

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		100,000	98,447

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		405,000	423,731

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21		120,000	126,936

Honeywell International, Inc. 144A sr. unsec. bonds 3.812%, 11/21/47		155,000	161,177

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	275,389

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		680,000	747,040

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		175,000	179,954

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		465,000	601,111

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24		480,000	546,600

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		485,000	494,700

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35		106,000	119,495

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		415,000	440,419

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		65,000	78,127

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		220,000	222,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD 3 Month + 3.50%, 4.859%, 7/15/21		445,000	451,675

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		230,000	246,100

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47		425,000	461,579

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25		205,000	215,506

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		534,000	559,365

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		120,000	123,000

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)		318,000	341,055

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		90,000	92,025

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		375,000	378,750

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		129,000	132,225

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		225,000	225,000

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,920,000	1,901,082

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		135,000	136,013

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		310,000	319,300

			14,644,582
Communication services (0.9%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)		140,000	177,900

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,340,000	1,290,079

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)		505,000	523,292

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19		475,000	492,924

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		392,000	383,394

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		1,065,000	1,085,679

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25		393,000	386,378

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		56,000	59,780

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		161,000	165,025

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		135,000	138,375

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		350,000	364,875

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		65,000	67,519

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		155,000	158,100

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		154,000	150,920

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		34,000	34,255

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		255,000	255,638

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		199,000	199,498

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		942,000	1,098,306

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		283,000	300,881

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		105,000	107,662

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		179,000	183,158

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		73,000	74,754

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	587,822

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		120,000	113,328

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		35,000	47,274

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		420,000	431,234

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		175,000	176,299

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		130,000	138,125

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		105,000	105,000

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		200,000	197,270

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	318,219

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		875,000	958,077

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		166,000	178,338

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)		20,000	20,998

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		340,000	339,485

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		513,000	505,305

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		326,000	350,450

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		460,000	518,075

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	288,520

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		200,000	196,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		220,000	214,225

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		80,000	58,800

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		240,000	181,500

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		46,000	41,860

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		12,000	12,630

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		615,000	590,400

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		86,000	45,795

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		90,000	123,629

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		685,000	729,810

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		1,155,000	1,224,161

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		52,000	55,250

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	240,765

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		250,000	256,563

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		400,000	405,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		675,000	679,219

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		87,000	92,220

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		87,000	91,576

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		418,000	445,170

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		589,000	623,604

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		853,126	858,457

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		557,000	580,673

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		90,000	96,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		60,000	62,820

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		140,000	149,275

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		75,000	76,922

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23		10,000	10,463

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22		280,000	288,750

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	268,273

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)		500,000	533,750

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)		120,000	160,558

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		554,000	545,495

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	341,378

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		790,000	823,743

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		367,000	386,268

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		655,000	684,475

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		266,000	162,260

			25,310,748
Conglomerates (0.1%)

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44		170,000	188,321

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,780,000	2,776,783

			2,965,104
Consumer cyclicals (1.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		1,225,000	1,943,355

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		175,000	174,844

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27		710,000	711,070

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		200,000	198,500

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		220,000	216,700

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		61,000	61,915

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		110,000	108,763

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		235,000	247,925

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		430,000	442,900

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		405,000	427,473

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21 (In default)(NON)		158,000	44,635

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		125,000	132,500

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		80,000	86,200

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		245,000	249,900

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		367,000	383,515

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		80,000	88,924

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		548,000	511,857

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		405,000	412,944

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		246,000	251,408

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		265,000	279,409

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		119,000	121,678

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		70,000	70,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		143,000	139,783

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		560,000	568,400

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		645,000	628,875

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		370,000	372,775

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		375,000	406,838

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		150,000	160,688

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		250,000	253,371

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	718,964

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		210,000	224,438

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26		282,000	301,554

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		830,000	865,344

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		145,000	151,525

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		802,000	815,664

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18		241,000	241,906

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		137,000	142,766

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	56,511

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		179,000	185,713

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		110,000	117,975

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		200,000	205,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	227,000	187,056

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)		$460,000	565,746

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		310,000	333,250

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	158,100

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,330,000	1,391,512

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		410,000	412,288

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)		89,000	97,837

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		421,000	453,328

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		390,000	399,750

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		395,000	430,767

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		50,000	51,022

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		169,000	125,483

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)		270,000	274,050

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,260,000	1,330,875

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		280,000	280,700

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		515,000	562,638

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		365,000	384,163

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		90,000	96,300

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		135,000	136,350

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	156,163

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		120,000	117,600

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		740,000	740,636

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		141,000	148,050

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		255,000	269,663

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		120,000	123,000

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		355,000	371,082

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		65,000	68,738

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		180,000	189,225

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		225,000	243,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		140,000	148,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		165,000	180,881

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28		180,000	177,949

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		435,000	453,870

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		180,000	109,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.50%), 10/15/21(PIK)		151,887	81,229

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		120,000	69,024

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		310,000	320,075

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		140,000	145,250

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		180,000	185,175

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23		55,000	57,555

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26		185,000	186,906

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		690,000	698,059

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		120,000	126,900

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		125,000	130,469

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		175,000	181,563

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		172,000	177,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		140,000	142,058

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		135,000	137,025

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		100,000	59,250

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25		390,000	396,386

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		313,000	392,815

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		380,000	413,250

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		200,000	210,169

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		110,000	112,482

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		440,000	454,301

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		320,000	317,600

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		240,000	260,042

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		332,000	325,302

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		165,000	169,950

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		820,000	899,950

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22		275,000	289,781

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		530,000	546,563

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		157,000	166,028

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		1,275,000	1,275,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		330,000	341,550

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		415,000	421,225

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		110,000	115,775

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		6,000	6,225

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		85,000	89,994

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		340,000	355,402

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		1,045,000	1,068,513

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	204,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24		107,000	111,681

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		800,000	799,244

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		270,000	255,370

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		45,000	43,988

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18		885,000	883,510

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		240,000	256,200

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		115,000	118,163

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		270,000	262,913

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21		210,000	218,579

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25		105,000	111,657

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21		80,000	80,988

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41		30,000	32,961

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25		440,000	454,300

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		195,000	201,825

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		165,000	164,588

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		525,000	533,487

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21		210,000	223,257

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		215,000	217,956

			41,395,785
Consumer staples (0.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		310,000	312,325

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		80,000	81,700

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		215,000	214,463

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19		5,000	5,543

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24		138,000	146,379

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22		545,000	548,004

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20		1,525,000	1,534,831

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		1,090,000	1,263,298

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		1,158,000	1,195,030

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21		1,125,000	1,130,645

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		350,000	347,346

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		95,000	98,088

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,380,000	1,400,700

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25		280,000	282,800

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		455,000	485,713

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		490,000	514,500

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		230,000	216,200

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		409,000	427,405

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		205,000	194,687

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		438,000	469,154

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		885,000	886,173

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		9,850	10,921

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		155,472	164,868

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		145,000	144,638

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	235,000	282,698

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		$470,000	482,814

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		308,000	411,872

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	266,860

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		190,000	118,988

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		415,000	435,750

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		560,000	569,800

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)		235,000	241,158

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		145,000	145,544

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		505,000	501,275

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		200,000	210,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		200,000	206,250

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	148,263

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.82%, 2.23%, 8/10/22		295,000	296,858

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39		340,000	447,574

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40		180,000	228,276

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,097,000	1,146,365

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		60,000	61,800

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		250,000	253,750

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37		56,000	74,308

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39		174,000	219,473

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19		1,155,000	1,149,849

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		210,000	205,800

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		707,000	738,396

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46		65,000	63,059

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		90,000	93,038

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		475,000	289,750

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		46,000	34,730

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		195,000	175,988

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		25,000	24,721

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		240,000	244,007

			21,844,925
Energy (1.2%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		460,000	504,275

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		55,000	57,200

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		126,000	129,150

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		178,000	181,560

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		15,000	16,227

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		124,000	124,937

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		145,000	155,513

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		95,000	90,488

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)		270,000	271,979

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	404,916

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		185,000	185,536

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)		435,000	432,532

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		210,000	206,850

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		170,000	157,250

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		132,000	108,900

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)		230,000	234,903

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		524,000	625,525

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)		435,000	433,952

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		545,000	590,644

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		640,000	662,016

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		40,000	37,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		152,000	163,970

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27		90,000	86,400

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		195,000	196,950

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19		720,000	715,886

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		1,039,000	1,052,566

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		335,000	319,925

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		120,000	118,650

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		55,000	55,825

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		185,000	188,700

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		365,000	380,403

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		245,000	246,225

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		150,000	113,250

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		192,000	196,080

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		385,000	396,069

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		100,000	100,375

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		370,000	380,175

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		130,000	132,275

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		1,390,000	1,350,038

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		358,000	302,510

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		155,000	113,150

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		65,000	67,113

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		650,000	646,186

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 9.088%, 6/15/20		58,000	59,160

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		80,000	97,020

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		270,000	278,775

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		375,000	391,406

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25		460,000	463,450

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		45,000	37,969

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		80,000	68,000

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		150,000	148,125

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20		340,000	359,077

Murray Energy Corp. 144A notes 11.25%, 4/15/21		270,000	137,700

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		185,000	197,950

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		90,000	95,175

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		275,000	236,500

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		75,000	76,688

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		165,000	169,331

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		490,000	542,407

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	418,004

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		720,000	792,720

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		450,000	468,000

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		417,000	498,315

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		2,204,000	2,341,750

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		65,000	68,981

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)		358,000	358,448

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		515,000	112,785

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)		300,000	277,650

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		250,000	251,338

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		1,125,000	1,199,219

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		250,000	258,988

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		1,141,000	1,138,946

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28		207,000	207,095

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)		225,000	236,250

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)		10,000	9,425

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26		210,000	212,888

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		405,000	420,188

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	74,444

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		90,000	87,750

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		405,000	409,771

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	172,280

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		432,000	463,569

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25		180,000	177,300

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		100,000	102,500

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24		220,000	233,750

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		180,000	181,125

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)		105,000	111,431

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		80,000	8

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		179,000	18

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20		200,000	203,750

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	565,005

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		110,000	109,777

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		188,000	190,350

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		105,000	101,259

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		145,000	149,350

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		48,000	48,780

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		170,000	173,188

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		455,000	449,653

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	132,626

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		580,000	589,564

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		195,000	197,379

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		155,000	159,069

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25		75,000	76,781

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		895,000	892,763

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		660,000	680,625

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26		147,000	153,644

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		245,000	260,313

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		55,000	55,550

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19		45,000	46,148

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26		150,000	153,000

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		235,000	310,200

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		11,000	13,558

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		487,000	508,957

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		258,000	269,610

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		75,000	85,125

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		185,000	200,263

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		274,000	286,330

			34,640,360
Financials (3.0%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		420,000	420,060

AIG Global Funding 144A sr. notes 2.15%, 7/2/20		540,000	535,218

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		405,000	404,679

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		165,000	166,238

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		130,000	136,500

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		407,000	529,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		101,000	111,353

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		535,000	583,150

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18		109,000	114,178

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity		230,000	235,175

American Express Co. sr. unsec. bonds 8.125%, 5/20/19		750,000	809,390

American Express Co. sr. unsec. notes 7.00%, 3/19/18		617,000	623,608

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		387,000	526,320

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		775,000	775,394

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		900,000	892,284

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	227,500

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)		425,000	433,500

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		305,000	355,514

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		465,000	510,338

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		75,000	85,219

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		1,055,000	1,046,837

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18		1,227,000	1,227,025

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		115,000	114,473

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,311,004

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		100,000	98,863

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		685,000	683,875

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		505,000	503,857

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		1,020,000	1,011,407

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		280,000	291,435

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	100,391

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		215,000	225,920

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		325,000	351,774

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		970,000	1,013,844

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	204,795

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		170,000	184,016

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		610,000	676,214

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		190,000	195,476

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		236,000	259,581

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23		137,000	140,880

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		339,000	367,279

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19		62,000	62,620

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		87,000	92,764

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		342,000	362,520

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19		49,000	50,348

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		235,000	237,973

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		835,000	837,795

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		1,510,000	1,562,973

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	264,564

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		315,000	333,491

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25		160,000	180,247

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		1,175,000	1,169,404

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		405,000	427,275

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		815,000	974,604

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	571,837

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		985,000	981,967

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,610,000	1,595,623

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		85,000	89,038

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		318,000	321,180

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		490,000	531,038

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)		795,000	828,867

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		730,000	730,756

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	132,463

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)		16,000	16,956

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		235,000	237,350

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		385,000	401,185

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		156,000	158,340

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	246,389

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		270,000	275,063

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)		1,235,000	1,230,177

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		170,000	177,438

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19		335,000	354,147

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,319,254

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,900,000	1,899,792

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		930,000	931,749

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18		494,000	494,101

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	163,386

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		100,000	109,060

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)		195,000	204,668

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)		155,000	157,048

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		110,000	114,173

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)		833,000	1,343,213

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21		199,000	221,250

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		130,000	133,490

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		30,000	30,038

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		234,000	243,653

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		640,000	639,025

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		155,000	159,263

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		150,000	153,375

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		92,000	94,615

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		174,000	176,175

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		1,960,000	2,198,357

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		14,000	12,250

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		146,000	161,513

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		100,000	103,500

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		100,000	100,625

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Q, 5.15%, perpetual maturity		149,000	154,036

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		704,000	730,119

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,570,000	1,621,067

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,364,547

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18		962,000	962,871

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	177,361

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		355,000	390,227

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		614,000	781,622

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)		210,000	246,956

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		200,000	209,857

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		185,000	216,450

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		345,000	351,038

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		305,000	306,949

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		985,000	1,062,709

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		940,000	933,098

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		330,000	353,315

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		307,000	303,507

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	156,275

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		523,000	519,239

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		100,000	106,500

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)		90,000	88,200

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		385,000	405,906

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	264,051

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	515,206

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		1,365,000	1,397,015

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		860,000	863,883

National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.69%, 2.226%, 12/9/19 (Australia)		725,000	732,296

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		1,180,000	1,171,328

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		310,000	314,263

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		250,000	254,590

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)		365,000	361,435

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19		125,000	129,150

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		120,000	124,500

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		515,000	530,269

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		570,000	565,361

Protective Life Global Funding 144A notes 2.262%, 4/8/20		520,000	517,816

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		295,000	309,750

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38		160,000	164,400

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		388,000	422,920

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		144,000	153,540

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)		75,000	80,866

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		365,000	362,559

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,095,000	1,091,713

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)		885,000	886,296

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	307,123

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	216,788

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)		515,000	520,223

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	430,717

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	293,579

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		355,000	379,591

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)		220,000	239,800

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)		35,000	35,217

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)		35,000	35,000

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		3,655,000	3,646,926

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		95,000	104,500

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		90,000	92,588

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		265,000	262,350

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		1,060,000	1,048,395

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		255,000	265,157

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		56,000	51,240

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		507,000	505,692

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		630,000	626,250

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		206,000	227,115

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		508,000	532,096

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		1,045,000	1,051,768

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		245,000	247,450

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		410,000	428,732

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)		85,000	89,781

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		19,131	21,375

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)		2,000,000	2,282,500

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)		300,000	325,961

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)		1,816,000	1,843,349

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		400,000	433,000

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		440,000	486,200

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,225,000	1,232,543

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		220,000	230,177

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,530,000	2,518,732

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		245,000	240,512

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		95,000	99,341

			89,090,453
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		124,000	127,481

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22		240,000	240,735

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		820,000	822,527

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		480,000	459,600

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)		135,000	143,715

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		121,000	122,943

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)		595,000	595,471

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		270,000	274,873

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		190,000	185,013

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	257,256

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		345,000	354,247

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	332,263

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		345,000	331,200

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)		270,000	364,904

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		916,000	991,760

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		786,000	792,060

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		465,000	481,903

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		140,000	126,700

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		245,000	259,088

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		65,000	66,138

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		180,000	186,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		250,000	225,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		594,000	341,550

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		210,000	156,975

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21		235,000	246,999

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)		180,000	15,750

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)		310,000	240,250

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		285,000	222,300

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		120,000	93,600

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		15,000	15,525

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		370,000	392,200

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		502,000	534,630

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		690,000	688,275

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		260,000	270,400

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19		244,000	246,440

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		48,000	53,880

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		180,000	181,800

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18		554,000	564,286

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		130,000	145,925

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		125,000	102,188

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	412,357

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18		763,000	761,607

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		140,000	145,950

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		55,000	54,863

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	706,087

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		530,000	516,087

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		359,000	375,043

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		227,000	228,135

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	306,838

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19		1,075,000	1,068,240

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	589,906

Service Corp International sr. unsec. notes 4.625%, 12/15/27		270,000	273,948

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		168,000	171,990

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		445,000	468,919

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		435,000	425,162

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		305,000	299,838

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		105,000	109,463

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		174,000	183,970

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		145,000	147,538

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18		396,000	397,953

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		310,000	329,539

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41		55,000	62,622

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	255,884

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	245,213

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		75,000	76,313

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		200,000	208,440

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		340,000	311,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		363,000	336,683

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		14,000	13,685

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		85,000	77,775

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20		80,000	80,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		270,000	288,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		90,000	94,500

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		130,000	137,150

			22,416,398
Technology (0.6%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	727,855

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		150,000	155,530

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19		2,325,000	2,330,461

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	295,161

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	326,927

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		652,000	649,090

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		305,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. bonds 3.50%, 1/15/28		705,000	672,083

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		785,000	772,476

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		300,000	290,191

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		710,000	777,354

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		187,000	240,958

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		1,151,000	1,243,816

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21		45,000	46,688

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25		48,000	53,045

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		285,000	301,388

First Data Corp. 144A notes 5.75%, 1/15/24		400,000	414,000

First Data Corp. 144A sr. notes 5.375%, 8/15/23		180,000	187,362

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		390,000	378,504

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		580,000	619,150

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		525,000	536,813

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		365,000	377,775

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		65,000	66,788

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		515,000	516,288

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18		84,000	85,130

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24		155,000	161,006

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27		575,000	593,113

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		355,000	342,350

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41		60,000	76,779

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19		250,000	257,537

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,650,000	1,606,560

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27		246,000	249,720

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		304,000	296,384

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		355,000	354,654

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,875,000	1,883,477

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		200,000	207,750

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		130,000	146,247

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		330,000	333,300

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		305,000	312,625

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		125,000	126,185

			19,012,520
Transportation (—%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41		105,000	131,237

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40		95,000	123,699

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	250,019

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		68,109	73,639

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		45,000	44,949

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	111,574

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		146,074	149,765

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		386,000	399,510

			1,284,392
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		435,000	456,750

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		59,000	60,254

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		470,000	493,500

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21		227,000	254,240

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		465,000	540,501

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42		35,000	39,390

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		7,000	9,356

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		240,000	226,800

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		145,000	142,101

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		34,000	34,935

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		30,000	33,679

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18		624,000	650,529

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	141,154

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		390,000	386,394

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	441,783

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		180,000	189,900

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		65,000	69,713

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		135,000	147,488

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)		515,000	551,628

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		5,000	6,562

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)		165,000	172,580

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		303,000	303,868

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		505,000	528,045

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		1,273,000	1,339,833

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		110,000	112,200

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		155,000	168,317

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		85,000	95,997

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		75,000	79,947

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23		531,000	554,607

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)		220,000	211,750

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		143,000	112,970

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24		240,000	239,782

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		255,000	269,601

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		270,000	275,169

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	155,788

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		625,000	621,193

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		157,000	202,742

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		235,000	316,863

Nevada Power Co. mtge. notes 7.125%, 3/15/19		115,000	121,523

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		360,000	360,900

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		185,000	201,419

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		285,000	301,388

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		100,000	100,875

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		205,000	202,467

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	56,609

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22		80,000	84,264

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	417,775

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		425,000	449,520

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,303

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	96,753

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.011%, 6/1/67		775,000	760,469

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		90,000	93,375

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		90,000	675

Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20		20,000	21,707

			13,922,931

Total corporate bonds and notes (cost $303,371,906)			$311,741,614

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.8%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.6%)

Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67		$203,529	$226,555
4.622%, 6/20/67		102,280	113,147
4.494%, 3/20/67		103,036	113,082
4.00%, with due dates from 3/15/46 to 3/20/46		916,046	967,421
3.50%, with due dates from 7/20/47 to 11/20/47		35,559,612	36,813,872
3.50%, TBA, 1/1/48		7,000,000	7,239,532

			45,473,609
U.S. Government Agency Mortgage Obligations (3.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45		11,004,366	11,524,627

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/48		6,000,000	6,696,094
4.50%, with due dates from 2/1/39 to 4/1/39		62,860	67,502
4.00%, 8/1/47		4,471,918	4,680,665
4.00%, TBA, 2/1/48		1,000,000	1,044,531
4.00%, TBA, 1/1/48		1,000,000	1,045,938
3.50%, with due dates from 9/1/45 to 6/1/56		30,533,782	31,389,881
3.00%, with due dates from 4/1/46 to 3/1/47		7,599,695	7,624,555
3.00%, 12/1/31		11,250,935	11,465,846
3.00%, TBA, 1/1/48		13,000,000	13,003,047
3.00%, TBA, 1/1/33		6,000,000	6,112,031

			94,654,717

Total U.S. government and agency mortgage obligations (cost $140,485,361)			$140,128,326

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 1.125%, 9/30/21(i)		$127,000	$122,906

Total U.S. treasury obligations (cost $122,906)			$122,906

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$335,000	$377,880

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		250,000	268,125

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		438,000	478,515

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		185,000	196,369

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		525,000	527,687

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)	BRL	3,896	1,266,376

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		$615,000	699,563

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		959,000	1,122,230

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		820,000	835,015

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		189,000	204,112

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)		430,000	481,329

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	217,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	368,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	730,281

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		285,000	287,850

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		1,200,000	1,339,500

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		270,000	297,220

Total foreign government and agency bonds and notes (cost $9,930,953)			$9,697,302

MORTGAGE-BACKED SECURITIES (1.9%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 3.252%, 10/25/27 (Bermuda)		$639,353	$640,951

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.381%, 11/15/35		64,586	90,407
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.401%, 12/15/36		38,009	51,472
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 15.429%, 3/15/35		61,173	84,057
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 13.171%, 6/15/34		57,186	66,279
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.473%, 3/15/41		1,636,602	281,724
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, 1 Month US LIBOR + 2.85%, 4.402%, 4/25/28		1,612,606	1,662,964
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 1 Month US LIBOR + 2.65%, 4.202%, 10/25/24		12,081	12,101
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 4.152%, 12/25/27		985,563	1,006,506
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 1 Month US LIBOR + 2.20%, 3.752%, 10/25/28		519,403	525,271
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 1 Month US LIBOR + 2.20%, 3.752%, 3/25/25		125,947	126,604
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1 Month US LIBOR + 1.20%, 2.752%, 11/25/28		36,108	36,145
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		1,709	1,260
Ser. 1208, Class F, PO, zero %, 2/15/22		211	202

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.587%, 7/25/36		17,924	31,301
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.876%, 3/25/36		33,087	49,809
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.509%, 6/25/37		55,211	78,532
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.594%, 8/25/35		38,778	48,833
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.902%, 1/25/29		140,608	141,375
FRB Ser. 01-50, Class B1, IO, 0.403%, 10/25/41(WAC)		560,792	6,673
FRB Ser. 02-W8, Class 1, IO, 0.304%, 6/25/42(WAC)		378,809	4,508
Ser. 01-79, Class BI, IO, 0.293%, 3/25/45(WAC)		244,735	2,200
Ser. 03-34, Class P1, PO, zero %, 4/25/43		13,369	11,096

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47		2,018,801	431,519
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		587,181	126,244
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.549%, 6/20/43		1,477,263	295,895
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		20,598	2,638
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		125,432	24,422
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38		78,046	3,136
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44		3,406,540	462,147
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41		1,867,948	195,985
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		3,014,388	248,084
Ser. 15-H25, Class BI, IO, 2.09%, 10/20/65(WAC)		5,220,589	534,588
Ser. 15-H26, Class EI, IO, 1.718%, 10/20/65(WAC)		2,850,970	273,408
Ser. 15-H24, Class BI, IO, 1.613%, 8/20/65(WAC)		5,999,072	325,228

			7,883,564
Commercial mortgage-backed securities (1.0%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)		260,982	886

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)		47,424	13
FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51(WAC)		1,108,174	1

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.43%, 11/10/41(WAC)		99,567	712
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)		894,811	1

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)		5,579	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		261,236	204,213
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)		261,000	106,018
FRB Ser. 06-PW14, Class X1, IO, 0.335%, 12/11/38(WAC)		294,837	4,275

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.441%, 7/15/29(WAC)		41,138	783

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.553%, 12/11/49(WAC)		55,276	5

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.079%, 4/15/44(WAC)		231,658	119,163
FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)		562,000	551,472

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026%, 5/10/47		243,000	251,865
FRB Ser. 14-GC21, Class XA, IO, 1.239%, 5/10/47(WAC)		5,154,167	320,468

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.814%, 9/10/45(WAC)		5,006,310	323,608
FRB Ser. 06-C5, Class XC, IO, 0.484%, 10/15/49(WAC)		4,343,599	43

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.839%, 5/15/46(WAC)		297,343	303,157

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)		354,000	359,785
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)		1,437,000	1,438,738
Ser. 13-CR13, Class AM, 4.449%, 11/12/46(WAC)		325,000	346,853
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		341,000	356,252
FRB Ser. 14-CR17, Class XA, IO, 1.128%, 5/10/47(WAC)		8,055,601	369,212
FRB Ser. 13-CR11, Class XA, IO, 1.126%, 8/10/50(WAC)		8,368,365	396,423
FRB Ser. 14-UBS6, Class XA, IO, 1.019%, 12/10/47(WAC)		6,884,974	324,716

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.125%, 7/10/46(WAC)		476,000	496,825
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		458,000	310,819
FRB Ser. 06-C8, Class XS, IO, 0.655%, 12/10/46(WAC)		4,945,818	230

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.683%, 2/15/40(WAC)		6,582,524	2,060
FRB Ser. 07-C2, Class AX, IO, 0.041%, 1/15/49(WAC)		1,598,859	64

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40		10,217	10,238
FRB Ser. 03-C3, Class AX, IO, 2.051%, 5/15/38(WAC)		65,660	7

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)		1,302,000	1,141,238

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.364%, 12/15/49(WAC)		1,061,000	1,070,284

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.34%, 8/10/44(WAC)		1,844,000	1,924,177

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.074%, 7/10/45(WAC)		1,082,061	7

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.253%, 12/10/49(WAC)		10,446,019	21,116

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)		17,098	1

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 1.021%, 6/10/47(WAC)		9,318,653	431,454

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		209,000	199,518
FRB Ser. 11-GC5, Class C, 5.398%, 8/10/44(WAC)		250,000	263,874
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)		639,000	567,713
FRB Ser. 13-GC10, Class D, 4.412%, 2/10/46(WAC)		186,000	177,513

GS Mortgagge Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.557%, 2/10/46(WAC)		5,281,249	331,134

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.606%, 10/15/45(WAC)		315,000	322,687

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)		609,000	619,147
FRB Ser. 13-C17, Class XA, IO, 0.859%, 1/15/47(WAC)		9,301,140	342,375

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.699%, 12/15/44(WAC)		279,627	277,501
FRB Ser. 13-LC11, Class XA, IO, 1.34%, 4/15/46(WAC)		16,313,886	881,439
FRB Ser. 06-CB17, Class X, IO, 0.64%, 12/12/43(WAC)		436,872	6,626
FRB Ser. 06-LDP8, Class X, IO, 0.308%, 5/15/45(WAC)		257,059	4
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49(WAC)		1,718,829	12,587

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)		943,000	843,256
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)		458,000	447,914
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		165,000	169,179
FRB Ser. 12-LC9, Class E, 4.372%, 12/15/47(WAC)		355,000	335,970
FRB Ser. 05-CB12, Class X1, IO, 0.376%, 9/12/37(WAC)		239,666	471

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.26%, 2/15/40(WAC)		81,011	12

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.485%, 9/15/39(WAC)		6,065,896	39,320
FRB Ser. 05-C5, Class XCL, IO, 0.453%, 9/15/40(WAC)		574,682	4,979
FRB Ser. 05-C7, Class XCL, IO, 0.353%, 11/15/40(WAC)		302,089	1,537
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)		109,312	7

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.113%, 4/20/48(WAC)		788,000	750,925

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.673%, 8/12/39(WAC)		119,477	520
FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)		84,893	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.755%, 5/15/44(WAC)		6,489	295
FRB Ser. 06-C4, Class X, IO, 6.377%, 7/15/45(WAC)		26,860	2,014

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.451%, 8/15/47(WAC)		454,000	449,736
Ser. 12-C6, Class AS, 3.476%, 11/15/45		549,000	558,839
FRB Ser. 14-C17, Class XA, IO, 1.232%, 8/15/47(WAC)		5,624,879	262,063

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		312,000	31,200
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)		56,072	55,859

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.155%, 7/15/49(WAC)		219,000	226,142

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.042%, 8/10/49(WAC)		284,000	298,713
FRB Ser. 12-C4, Class XA, IO, 1.656%, 12/10/45(WAC)		7,098,093	445,442

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44(WAC)		400,000	398,169
FRB Ser. 06-C29, IO, 0.201%, 11/15/48(WAC)		1,617,193	65
FRB Ser. 07-C34, IO, 0.149%, 5/15/46(WAC)		791,354	554

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)		1,214,950	243
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)		120,109	12

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.291%, 7/15/46(WAC)		280,000	295,607
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)		408,000	393,135
FRB Ser. 14-LC16, Class XA, IO, 1.365%, 8/15/50(WAC)		6,926,198	359,470
FRB Ser. 16-LC25, Class XA, IO, 1.086%, 12/15/59(WAC)		2,693,601	169,751

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		655,000	550,324

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)		338,000	352,893
FRB Ser. 13-C15, Class C, 4.481%, 8/15/46(WAC)		177,000	178,982
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		287,000	301,605
Ser. 13-C11, Class AS, 3.311%, 3/15/45		211,000	213,044
FRB Ser. 14-C24, Class XA, IO, 0.952%, 11/15/47(WAC)		10,467,641	489,035
FRB Ser. 14-C22, Class XA, IO, 0.911%, 9/15/57(WAC)		24,030,616	1,021,542

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.672%, 11/15/44(WAC)		273,000	293,347
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)		515,000	520,437
FRB Ser. 11-C2, Class D, 5.653%, 2/15/44(WAC)		796,000	796,486
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44(WAC)		819,000	801,114
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)		437,000	377,513
FRB Ser. 12-C9, Class XA, IO, 1.962%, 11/15/45(WAC)		4,694,563	343,079
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45(WAC)		3,885,337	241,007
FRB Ser. 13-C12, Class XA, IO, 1.307%, 3/15/48(WAC)		1,376,311	71,131
FRB Ser. 12-C9, Class XB, IO, 0.697%, 11/15/45(WAC)		10,038,000	307,163

			28,589,402
Residential mortgage-backed securities (non-agency) (0.6%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.533%, 5/25/35(WAC)		782,028	801,578

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.003%, 6/25/46		1,344,182	1,181,200
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.831%, 11/20/35		710,211	680,895
FRB Ser. 05-27, Class 1A1, 1.823%, 8/25/35(WAC)		254,955	217,693
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		1,528,658	1,254,111

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.702%, 11/25/28		429,400	503,440
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, 1 Month US LIBOR + 4.75%, 6.302%, 10/25/24		870,000	962,282
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 1 Month US LIBOR + 4.65%, 6.202%, 10/25/28		250,000	284,803

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.452%, 10/25/28		906,380	1,048,882
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.252%, 4/25/28		1,190,420	1,365,284
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.102%, 4/25/28		2,111,733	2,369,187
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25		338,294	371,491
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.852%, 2/25/25		199,128	216,938
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 4/25/29		50,000	56,570
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25		318,087	344,723
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.152%, 5/25/24		650,000	689,446

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month US LIBOR + 0.80%, 2.352%, 2/25/34		515,323	499,876

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.041%, 2/25/35(WAC)		310,075	313,176

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 1 Month US LIBOR + 0.83%, 2.377%, 8/25/34		226,869	225,735

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47		160,000	132,800

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, 1 Month US LIBOR + 1.13%, 2.677%, 10/25/33		264,612	261,210

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%, 2.602%, 10/25/34		410,000	405,581

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.402%, 5/25/47		1,002,339	909,622

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.712%, 4/25/36		193,793	191,658

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47		386,176	386,176

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47		320,000	319,500

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.213%, 10/25/35(WAC)		976,082	976,082
FRB Ser. 07-HY2, Class 1A1, 3.163%, 12/25/36(WAC)		418,891	403,232
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%, 2.512%, 7/25/45		386,955	381,615
FRB Ser. 04-AR12, Class A2B, 1 Month US LIBOR + 0.46%, 2.012%, 10/25/44		626,058	611,909
FRB Ser. 05-AR11, Class A1B3, 1 Month US LIBOR + 0.40%, 1.952%, 8/25/45		569,438	542,275

			18,908,970

Total mortgage-backed securities (cost $55,771,160)			$55,381,936

ASSET-BACKED SECURITIES (0.1%)(a)
		Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.352%, 11/25/50		$1,271,000	$1,271,000

Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.452%, 2/25/49		732,000	732,000
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 1.994%, 11/24/18		2,241,000	2,241,000

Total asset-backed securities (cost $4,244,000)			$4,244,000

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$414.04	2,341	$1,662

Jiangsu NHWA Pharmaceutical Co., Ltd. 144A (China)	7/27/18	0.00	345,155	755,821

Qingdao Haier Co., Ltd. 144A (China)	9/24/18	0.00	347,700	1,006,472

Shanghai International Airport Co., Ltd. 144A (China)	5/7/18	0.00	153,700	1,062,352

Tonghua Dongbao Pharmaceutical Co., Ltd. 144A (China)	11/12/18	0.00	278,000	977,610

Total warrants (cost $3,179,088)				$3,803,917

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.227%, 11/9/24	$445,000	$437,398

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24	437,800	439,077

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.241%, 11/17/22	275,000	275,688

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24	90,242	90,637

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.569%, 10/25/23	154,408	144,040

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.319%, 4/16/21	430,000	419,519

Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.693%, 3/31/24	125,477	126,046

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/18/19	128,461	116,257

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.196%, 5/16/20	194,780	189,911

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.90%, 11/6/24	595,000	597,231

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.642%, 10/25/20	239,924	195,298

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.57%, 3/10/22	99,490	79,592

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.069%, 9/7/23	366,073	272,725

Total senior loans (cost $3,494,806)		$3,383,419

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC

USD/MXN (Call)	May-18/MXN 21.50	$34,585,200	$34,585,200	$572,282

JPMorgan Chase Bank N.A.

USD/JPY (Put)	Jan-18/JPY 107.00	56,379,000	56,379,000	56

Total purchased options outstanding (cost $565,104)				$572,338

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)		7,578	$204,014

Nine Point Energy 6.75% cv. pfd.		34	35,194

Total convertible preferred stocks (cost $172,507)			$239,208

INVESTMENT COMPANIES (—%)(a)
		Shares	Value

Altaba, Inc.		3,100	$216,535

Total investment companies (cost $153,311)			$216,535

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18		$58,000	$199,194

Total convertible bonds and notes (cost $56,091)			$199,194

PREFERRED STOCKS (—%)(a)
		Shares	Value

GMAC Capital Trust I Ser. 2, $1.80 cum. ARP		6,720	$174,384

Total preferred stocks (cost $168,119)			$174,384

SHORT-TERM INVESTMENTS (16.8%)(a)
		Principal amount/shares	Value

DnB Bank ASA commercial paper 1.381%, 1/8/18		$14,500,000	$14,494,325

Interest in $242,000,000 joint tri-party repurchase agreement dated 12/29/17 with RBC Capital Markets, LLC due 1/2/18 - maturity value of $100,015,556 for an effective yield of 1.400% (collateralized by various mortgage backed securities with coupon rates ranging from 1.582% to 4.890% and due dates ranging from 7/1/21 to 6/20/47, valued at $246,878,398)		100,000,000	100,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 12/29/17 with HSBC Bank USA, National Association due 1/2/18 - maturity value of $46,790,121 for an effective yield of 1.370% (collateralized by a U.S. Treasury note and a U.S. Treasury bond with coupon rates ranging from 2.250% to 2.750% and due dates ranging from 2/15/27 to 11/15/47, valued at $306,002,415)		46,783,002	46,783,002

Italy (Republic of) Treasury Bills with an effective yield of 5.941%, 3/28/1 (Italy)		7,045,000	8,462,472

Italy (Republic of) Treasury Bills with an effective yield of 5.796%, 3/29/18 (Italy)		7,046,000	8,465,326

Manhattan Asset Funding Co., LLC asset backed commercial paper 1.602%, 1/19/18		4,750,000	4,745,667

Mizuho Bank Ltd./NY commercial paper 1.587%, 1/25/18		15,000,000	14,982,179

Portugal (Republic of) Treasury Bills with effective yields ranging from 2.756% to 3.903%, 5/18/18 (Portugal)		11,141,000	13,386,236

Putnam Cash Collateral Pool, LLC 1.55%(AFF)	Shares	36,501,500	36,501,500

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	187,938,528	187,938,528

Regency Markets No. 1, LLC asset backed commercial paper 1.452%, 1/8/18		$11,500,000	11,495,161

Spain (Kingdom of) Treasury Bills with an effective yield of 7.403%, 3/9/18 (Spain)		14,091,000	16,923,003

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(P)	Shares	690,000	690,000

U.S. Treasury Bills 1.051%, 1/11/18(SEG)(SEGSF)(SEGCCS)		$2,905,001	2,903,797

U.S. Treasury Bills 1.063%, 1/18/18(SEGSF)(SEGCCS)		151,002	150,902

U.S. Treasury Bills 1.121%, 2/8/18(SEG)(SEGSF)(SEGCCS)		5,563,999	5,556,111

U.S. Treasury Bills 1.124%, 2/15/18(SEGSF)(SEGCCS)		609,002	607,964

U.S. Treasury Bills 1.132%, 2/1/18(SEG)		303,000	302,648

U.S. Treasury Bills 1.154%, 1/25/18(SEG)(SEGSF)(SEGCCS)		4,714,999	4,710,763

U.S. Treasury Bills 1.193%, 1/4/18(SEG)(SEGSF)		3,400,000	3,399,409

U.S. Treasury Bills 1.320%, 3/15/18(SEG)(SEGSF)(SEGCCS)		9,437,001	9,410,668

Total short-term investments (cost $491,128,623)			$491,909,661

TOTAL INVESTMENTS

Total investments (cost $2,646,208,791)			$3,006,648,654

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $361,574,413) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$2,878,804	$2,872,348	$6,456
	Australian Dollar	Sell	1/17/18	2,878,804	2,821,441	(57,363)
	British Pound	Sell	3/21/18	5,577,640	5,583,994	6,354
	Canadian Dollar	Sell	1/17/18	2,388,653	2,404,149	15,496
	Euro	Sell	3/21/18	13,744,495	13,444,645	(299,850)
	Hong Kong Dollar	Buy	2/22/18	246,366	235,970	10,396
	Norwegian Krone	Buy	3/21/18	3,841,212	3,824,701	16,511
	Russian Ruble	Sell	3/21/18	2,945,469	2,879,537	(65,932)
	Swedish Krona	Buy	3/21/18	2,992,201	2,921,265	70,936
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	3,986,679	4,050,472	(63,793)
	British Pound	Sell	3/21/18	5,866,227	5,872,433	6,206
	Canadian Dollar	Buy	1/17/18	2,989,456	2,926,109	63,347
	Euro	Sell	3/21/18	7,057,580	6,926,469	(131,111)
	Japanese Yen	Buy	2/22/18	53,412	119,229	(65,817)
	Norwegian Krone	Sell	3/21/18	2,937,320	2,903,421	(33,899)
	Swedish Krona	Sell	3/21/18	2,732,867	2,685,713	(47,154)
	Swiss Franc	Buy	3/21/18	7,887,650	7,810,099	77,551
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	2,890,664	2,827,874	62,790
	Australian Dollar	Sell	1/17/18	2,890,664	2,859,555	(31,109)
	Brazilian Real	Buy	1/3/18	5,298,242	5,514,192	(215,950)
	Brazilian Real	Sell	1/3/18	5,298,242	5,424,760	126,518
	Brazilian Real	Buy	4/3/18	1,308,885	1,389,074	(80,189)
	Danish Krone	Buy	3/21/18	6,519,910	6,444,783	75,127
	Euro	Buy	3/21/18	2,315,360	2,303,466	11,894
	Japanese Yen	Sell	2/22/18	851,039	838,654	(12,385)
	New Zealand Dollar	Sell	1/17/18	3,189,270	3,054,389	(134,881)
	Norwegian Krone	Buy	3/21/18	4,864,682	4,831,020	33,662
Credit Suisse International
	Australian Dollar	Buy	1/17/18	14,221,821	14,103,739	118,082
	Australian Dollar	Sell	1/17/18	14,221,821	14,089,440	(132,381)
	Japanese Yen	Buy	2/22/18	2,845,188	2,849,893	(4,705)
	Japanese Yen	Sell	2/22/18	2,869,089	2,838,642	(30,447)
	New Zealand Dollar	Buy	1/17/18	3,000,361	2,964,878	35,483
	New Zealand Dollar	Sell	1/17/18	3,000,361	2,990,140	(10,221)
	Norwegian Krone	Sell	3/21/18	2,940,713	2,911,964	(28,749)
	Swedish Krona	Buy	3/21/18	247,037	227,799	19,238
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	50,248	9,267	40,981
	Brazilian Real	Buy	1/3/18	4,155,769	4,258,810	(103,041)
	Brazilian Real	Sell	1/3/18	4,155,769	4,165,440	9,671
	Brazilian Real	Sell	4/3/18	1,416,559	1,365,608	(50,951)
	Canadian Dollar	Buy	1/17/18	59,045	84,177	(25,132)
	Euro	Sell	3/21/18	18,852,680	18,573,009	(279,671)
	Japanese Yen	Sell	2/22/18	4,789,524	4,706,783	(82,741)
	New Zealand Dollar	Sell	1/17/18	2,187,472	2,015,034	(172,438)
	Norwegian Krone	Buy	3/21/18	2,471,435	2,487,190	(15,755)
	South African Rand	Buy	1/17/18	6,225,243	5,573,439	651,804
	South African Rand	Sell	1/17/18	6,225,243	5,417,200	(808,043)
	Swedish Krona	Sell	3/21/18	3,992,610	3,922,639	(69,971)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/18	3,007,233	2,933,725	73,508
	Australian Dollar	Sell	1/17/18	3,007,233	2,992,867	(14,366)
	Canadian Dollar	Buy	1/17/18	2,888,235	2,868,118	20,117
	Canadian Dollar	Sell	1/17/18	2,888,235	2,831,839	(56,396)
	Euro	Sell	3/21/18	6,753,334	6,691,318	(62,016)
	Japanese Yen	Sell	2/22/18	4,105,708	4,062,557	(43,151)
	Mexican Peso	Buy	1/17/18	309,768	257,212	52,556
	New Zealand Dollar	Buy	1/17/18	2,946,580	2,883,277	63,303
	New Zealand Dollar	Sell	1/17/18	2,946,580	2,936,658	(9,922)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/17/18	6,239,256	6,231,009	8,247
	Canadian Dollar	Buy	1/17/18	4,477,142	4,387,296	89,846
	Euro	Buy	3/21/18	2,564,037	2,570,353	(6,316)
	Japanese Yen	Sell	2/22/18	2,707,104	2,678,553	(28,551)
	New Zealand Dollar	Sell	1/17/18	2,904,986	2,792,250	(112,736)
	Norwegian Krone	Buy	3/21/18	1,325,849	1,315,797	10,052
	Singapore Dollar	Buy	2/22/18	2,560,420	2,520,393	40,027
	Swedish Krona	Sell	3/21/18	5,183,214	5,091,949	(91,265)
	Swiss Franc	Buy	3/21/18	23,631	13,222	10,409
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	1,682,137	1,677,655	4,482
	Canadian Dollar	Buy	1/17/18	24,669	17,177	7,492
	Euro	Buy	3/21/18	4,437,251	4,399,062	38,189
	Japanese Yen	Buy	2/22/18	2,956,965	2,970,781	(13,816)
	New Zealand Dollar	Sell	1/17/18	2,877,776	2,778,131	(99,645)
	Norwegian Krone	Buy	3/21/18	1,476,917	1,465,640	11,277
	Swedish Krona	Sell	3/21/18	5,567,647	5,462,734	(104,913)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	3,711,721	3,861,713	(149,992)
	British Pound	Sell	3/21/18	2,792,475	2,795,138	2,663
	Canadian Dollar	Buy	1/17/18	4,471,412	4,425,449	45,963
	Euro	Buy	3/21/18	7,093,984	7,017,450	76,534
	Japanese Yen	Buy	2/22/18	2,880,245	2,873,325	6,920
	Japanese Yen	Sell	2/22/18	2,891,880	2,871,576	(20,304)
	New Zealand Dollar	Sell	1/17/18	1,763,243	1,410,847	(352,396)
	Norwegian Krone	Buy	3/21/18	3,812,481	3,782,111	30,370
	Swedish Krona	Sell	3/21/18	2,450,164	2,406,443	(43,721)
	Turkish Lira	Sell	3/21/18	6,831	6,533	(298)
UBS AG
	Australian Dollar	Buy	1/17/18	11,918,683	11,779,270	139,413
	British Pound	Sell	3/21/18	778,184	778,886	702
	Canadian Dollar	Buy	1/17/18	2,855,131	2,873,861	(18,730)
	Euro	Buy	3/21/18	6,112,415	6,060,265	52,150
	Japanese Yen	Sell	2/22/18	2,629,499	2,519,472	(110,027)
	New Zealand Dollar	Sell	1/17/18	5,945,382	5,754,378	(191,004)
	Norwegian Krone	Buy	3/21/18	3,831,570	3,803,950	27,620
	Swedish Krona	Sell	3/21/18	2,843,158	2,796,865	(46,293)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	5,796,543	5,747,643	48,900
	Australian Dollar	Sell	1/17/18	5,796,543	5,763,110	(33,433)
	Japanese Yen	Buy	2/22/18	314,090	355,920	(41,830)
	New Zealand Dollar	Buy	1/17/18	2,917,386	2,907,908	9,478
	New Zealand Dollar	Sell	1/17/18	2,917,386	2,827,874	(89,512)

Unrealized appreciation						2,328,721

Unrealized (depreciation)						(4,794,312)

Total						$(2,465,591)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

MSCI EAFE Index Mini (Short)	282	$28,916,167	$28,841,550	Mar-18	$(412,832)
Russell 2000 Index E-Mini (Long)	1,870	143,570,279	143,662,750	Mar-18	1,178,100
S&P 500 Index E-Mini (Long)	1,599	213,755,120	213,946,200	Mar-18	2,696,696
S&P Mid Cap 400 Index E-Mini (Long)	319	60,628,183	60,686,560	Mar-18	476,267
Tokyo Price Index (Long)	186	30,003,653	29,994,409	Mar-18	406,296
U.S. Treasury Bond 30 yr (Long)	73	11,169,000	11,169,000	Mar-18	(28,091)
U.S. Treasury Bond Ultra 30 yr (Long)	130	21,795,313	21,795,313	Mar-18	41,882
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,005,938	1,005,938	Mar-18	(2,028)
U.S. Treasury Note 2 yr (Long)	289	61,877,610	61,877,610	Mar-18	(139,434)
U.S. Treasury Note 2 yr (Short)	162	34,685,719	34,685,719	Mar-18	75,615
U.S. Treasury Note 5 yr (Long)	508	59,011,344	59,011,344	Mar-18	(310,479)
U.S. Treasury Note 5 yr (Short)	411	47,743,430	47,743,430	Mar-18	252,846
U.S. Treasury Note 10 yr (Long)	241	29,895,297	29,895,297	Mar-18	(56,484)
U.S. Treasury Note Ultra 10 yr (Long)	6	801,375	801,375	Mar-18	(3,903)

Unrealized appreciation					5,127,702

Unrealized (depreciation)					(953,251)

Total					$4,174,451

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/17 (premiums $553,651) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$3,109,000	34,765

Total			$34,765

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $326,133) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Barclays Bank PLC
USD/MXN (Call)	May-18/MXN 22.00	$34,585,200	$34,585,200	$430,344
JPMorgan Chase Bank N.A.
USD/JPY (Put)	Jan-18/JPY 103.00	56,379,000	56,379,000	56

Total				$430,400

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $4,110,664) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.00%, 1/1/48	$1,000,000	1/11/18	$1,045,938
Federal National Mortgage Association, 3.50%, 1/1/48	1,000,000	1/11/18	1,027,109
Federal National Mortgage Association, 3.00%, 1/1/48	1,000,000	1/11/18	1,000,234
Government National Mortgage Association, 4.00%, 1/1/48	1,000,000	1/22/18	1,042,656

Total			$4,115,937

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$47,207,200	$47,821	(E)	$(43,929)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$3,892
		53,275,000	53,968	(E)	44,204	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10% — Semiannually	(9,764)
		6,255,100	7,281	(E)	3,527	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	10,808
		61,520,500	71,610	(E)	(36,076)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(107,686)
		12,734,500	33,301	(E)	29,850	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45% — Semiannually	63,150
		45,559,500	119,138	(E)	(84,470)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(203,606)
		6,799,100	483	(E)	102,441	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	102,923
		4,495,100	319	(E)	(67,800)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(68,119)

	Total				$(52,253)				$(208,402)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	$9,195	$9,061	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(55)
	150,828	148,096	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,377)
	418	410	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
	132,964	132,500	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(277)
	31,585	31,480	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	42
	40,321	39,444	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	446
	10,248	10,124	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(41)
	257,142	256,145	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(580)
	869,311	866,194	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,709)
	306,159	305,455	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	41

	Citibank, N.A.
	334,097	332,899	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(657)
	121,234,229	124,763,109	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(3,325,638)
	142,950,126	147,074,034	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks* — Quarterly	4,227,394

	Credit Suisse International
	1,169,837	1,165,214	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(2,959)
	26,704	26,215	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(269)
	Goldman Sachs International
	14,426	14,087	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(165)
	2,773	2,716	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(25)
	22,767	22,434	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(137)
	22,767	22,434	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(137)
	97,685	96,046	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(754)
	17,567	17,527	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
	21,097	21,049	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3
	398,231	397,315	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	53

	JPMorgan Securities LLC
	150,828	148,096	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,377
	54,729	53,930	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	329

	Upfront premium received		—		Unrealized appreciation		4,229,687

	Upfront premium (paid)		—		Unrealized (depreciation)		(3,334,784)

		Total	$—			Total	$894,903

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Johnson & Johnson	Health Care	32,272	4,508,988	3.07%
JPMorgan Chase & Co.	Financials	38,335	4,099,508	2.79%
Pfizer, Inc.	Health Care	94,649	3,428,194	2.33%
Texas Instruments, Inc.	Information Technology	30,971	3,234,634	2.20%
McDonald's Corp.	Consumer Discretionary	18,630	3,206,511	2.18%
Apple, Inc.	Information Technology	17,910	3,030,835	2.06%
UnitedHealth Group, Inc.	Health Care	13,421	2,958,899	2.01%
Altria Group, Inc.	Consumer Staples	39,695	2,834,635	1.93%
Applied Materials, Inc.	Information Technology	54,440	2,782,977	1.89%
PNC Financial Services Group, Inc. (The)	Financials	19,038	2,746,929	1.87%
Intuit, Inc.	Information Technology	17,291	2,728,186	1.85%
Raytheon Co.	Industrials	14,251	2,677,049	1.82%
Norfolk Southern Corp.	Industrials	18,043	2,614,476	1.78%
Danaher Corp.	Health Care	27,438	2,546,781	1.73%
Northrop Grumman Corp.	Industrials	8,223	2,523,642	1.72%
Honeywell International, Inc.	Industrials	16,434	2,520,361	1.71%
eBay, Inc.	Information Technology	66,033	2,492,072	1.69%
Exxon Mobil Corp.	Energy	29,369	2,456,395	1.67%
Humana, Inc.	Health Care	9,574	2,375,133	1.61%
Lowe's Cos., Inc.	Consumer Discretionary	24,130	2,242,666	1.52%
Walt Disney Co. (The)	Consumer Discretionary	20,416	2,194,919	1.49%
Zoetis, Inc.	Health Care	30,310	2,183,551	1.48%
Sherwin-Williams Co. (The)	Materials	5,317	2,180,246	1.48%
Automatic Data Processing, Inc.	Information Technology	18,296	2,144,135	1.46%
Kimberly-Clark Corp.	Consumer Staples	17,623	2,126,448	1.45%
TJX Cos., Inc. (The)	Consumer Discretionary	26,775	2,047,192	1.39%
CBS Corp. (Class B) (non-voting shares)	Consumer Discretionary	33,587	1,981,635	1.35%
Allstate Corp. (The)	Financials	17,890	1,873,210	1.27%
Aflac, Inc.	Financials	19,328	1,696,644	1.15%
Alphabet, Inc. (Class A)	Information Technology	1,610	1,695,582	1.15%
Juniper Networks, Inc.	Information Technology	58,027	1,653,769	1.12%
Ross Stores, Inc.	Consumer Discretionary	20,583	1,651,765	1.12%
Verizon Communications, Inc.	Telecommunication Services	29,669	1,570,383	1.07%
Berkshire Hathaway, Inc.	Financials	7,900	1,565,925	1.06%
CME Group, Inc.	Financials	10,678	1,559,581	1.06%
F5 Networks, Inc.	Information Technology	11,277	1,479,746	1.01%
Marathon Petroleum Corp.	Energy	22,283	1,470,246	1.00%
General Dynamics Corp.	Industrials	7,182	1,461,218	0.99%
CVS Health Corp.	Consumer Staples	19,860	1,439,817	0.98%
Fidelity National Information Services, Inc.	Information Technology	15,164	1,426,751	0.97%
Sysco Corp.	Consumer Staples	22,050	1,339,082	0.91%
Kinder Morgan, Inc.	Energy	73,280	1,324,165	0.90%
Adobe Systems, Inc.	Information Technology	7,482	1,311,172	0.89%
Microsoft Corp.	Information Technology	15,051	1,287,439	0.88%
Waste Management, Inc.	Industrials	13,982	1,206,622	0.82%
Harris Corp.	Industrials	8,376	1,186,413	0.81%
NetApp, Inc.	Information Technology	21,215	1,173,627	0.80%
Great Plains Energy, Inc.	Utilities	36,143	1,165,259	0.79%
Baker Hughes, a GE Co.	Energy	36,279	1,147,878	0.78%
Equity Residential Trust	Real Estate	17,595	1,122,024	0.76%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,367	$20,000	$2,926	5/11/63	300 bp — Monthly	$(1,547)
	CMBX NA BBB-.6 Index	BBB-/P	2,591	43,000	6,291	5/11/63	300 bp — Monthly	(3,675)
	CMBX NA BBB-.6 Index	BBB-/P	5,309	86,000	12,582	5/11/63	300 bp — Monthly	(7,222)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	12,962	260,000	11,570	5/11/63	200 bp — Monthly	1,493
	CMBX NA A.6 Index	A/P	183,462	3,615,000	160,868	5/11/63	200 bp — Monthly	24,000
	CMBX NA A.7 Index	A-/P	1,104	30,000	996	1/17/47	200 bp — Monthly	120
	CMBX NA A.7 Index	A-/P	3,286	79,000	2,623	1/17/47	200 bp — Monthly	694
	CMBX NA BBB-.6 Index	BBB-/P	13,550	107,000	15,654	5/11/63	300 bp — Monthly	(2,041)
	CMBX NA BBB-.6 Index	BBB-/P	189,465	1,772,000	259,244	5/11/63	300 bp — Monthly	(68,745)
	CMBX NA BBB-.7 Index	BBB-/P	2,144	29,000	3,387	1/17/47	300 bp — Monthly	(1,227)
	CMBX NA BBB-.7 Index	BBB-/P	56,754	718,000	83,862	1/17/47	300 bp — Monthly	(26,690)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	6,277	124,000	5,518	5/11/63	200 bp — Monthly	807
	CMBX NA A.6 Index	A/P	6,453	124,000	5,518	5/11/63	200 bp — Monthly	983
	CMBX NA A.6 Index	A/P	6,277	124,000	5,518	5/11/63	200 bp — Monthly	807
	CMBX NA A.6 Index	A/P	8,866	135,000	6,008	5/11/63	200 bp — Monthly	2,911
	CMBX NA A.6 Index	A/P	8,151	165,000	7,343	5/11/63	200 bp — Monthly	873
	CMBX NA A.6 Index	A/P	7,609	246,000	10,947	5/11/63	200 bp — Monthly	(3,243)
	CMBX NA A.6 Index	A/P	13,238	257,000	11,437	5/11/63	200 bp — Monthly	1,902
	CMBX NA A.6 Index	A/P	12,800	408,000	18,156	5/11/63	200 bp — Monthly	(5,198)
	CMBX NA A.6 Index	A/P	34,350	570,000	25,365	5/11/63	200 bp — Monthly	9,206
	CMBX NA A.6 Index	A/P	35,368	695,000	30,928	5/11/63	200 bp — Monthly	4,711
	CMBX NA A.7 Index	A-/P	43,863	870,000	28,884	1/17/47	200 bp — Monthly	15,317
	CMBX NA BBB-.6 Index	BBB-/P	2,769	35,000	5,121	5/11/63	300 bp — Monthly	(2,331)
	CMBX NA BBB-.6 Index	BBB-/P	4,006	37,000	5,413	5/11/63	300 bp — Monthly	(1,386)
	CMBX NA BBB-.6 Index	BBB-/P	4,769	70,000	10,241	5/11/63	300 bp — Monthly	(5,431)
	CMBX NA BBB-.6 Index	BBB-/P	3,651	70,000	10,241	5/11/63	300 bp — Monthly	(6,549)
	CMBX NA BBB-.6 Index	BBB-/P	8,158	74,000	10,826	5/11/63	300 bp — Monthly	(2,625)
	CMBX NA BBB-.6 Index	BBB-/P	7,764	92,000	13,460	5/11/63	300 bp — Monthly	(5,642)
	CMBX NA BBB-.6 Index	BBB-/P	11,477	136,000	19,897	5/11/63	300 bp — Monthly	(8,341)
	CMBX NA BBB-.6 Index	BBB-/P	12,435	144,000	21,067	5/11/63	300 bp — Monthly	(8,549)
	CMBX NA BBB-.6 Index	BBB-/P	11,950	247,000	36,136	5/11/63	300 bp — Monthly	(24,042)
	CMBX NA BBB-.6 Index	BBB-/P	31,899	262,000	38,331	5/11/63	300 bp — Monthly	(6,278)
	CMBX NA BBB-.6 Index	BBB-/P	67,247	717,000	104,897	5/11/63	300 bp — Monthly	(37,232)
	CMBX NA BBB-.6 Index	BBB-/P	65,023	865,000	126,550	5/11/63	300 bp — Monthly	(61,022)
	CMBX NA BBB-.7 Index	BBB-/P	1,603	23,000	2,686	1/17/47	300 bp — Monthly	(1,070)
	CMBX NA BBB-.7 Index	BBB-/P	42,688	542,000	63,306	1/17/47	300 bp — Monthly	(20,302)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	5,480	107,000	4,762	5/11/63	200 bp — Monthly	761
	CMBX NA A.6 Index	A/P	15,040	243,000	10,814	5/11/63	200 bp — Monthly	4,321
	CMBX NA A.6 Index	A/P	14,837	293,000	13,039	5/11/63	200 bp — Monthly	1,912
	CMBX NA A.6 Index	A/P	16,035	352,000	15,664	5/11/63	200 bp — Monthly	508
	CMBX NA A.6 Index	A/P	10,929	381,000	16,955	5/11/63	200 bp — Monthly	(5,878)
	CMBX NA A.6 Index	A/P	12,641	383,000	17,044	5/11/63	200 bp — Monthly	(4,254)
	CMBX NA A.6 Index	A/P	13,363	408,000	18,156	5/11/63	200 bp — Monthly	(4,635)
	CMBX NA A.6 Index	A/P	13,700	453,000	20,159	5/11/63	200 bp — Monthly	(6,282)
	CMBX NA A.6 Index	A/P	23,250	511,000	22,740	5/11/63	200 bp — Monthly	709
	CMBX NA A.6 Index	A/P	31,011	527,000	23,452	5/11/63	200 bp — Monthly	7,765
	CMBX NA A.6 Index	A/P	16,858	599,000	26,656	5/11/63	200 bp — Monthly	(9,564)
	CMBX NA A.6 Index	A/P	38,013	786,000	34,977	5/11/63	200 bp — Monthly	3,342
	CMBX NA A.6 Index	A/P	132,217	2,194,000	97,633	5/11/63	200 bp — Monthly	35,437
	CMBX NA A.7 Index	A-/P	13,857	316,000	10,491	1/17/47	200 bp — Monthly	3,489
	CMBX NA BBB-.6 Index	BBB-/P	3,108	20,000	2,926	5/11/63	300 bp — Monthly	193
	CMBX NA BBB-.6 Index	BBB-/P	4,150	37,000	5,413	5/11/63	300 bp — Monthly	(1,242)
	CMBX NA BBB-.6 Index	BBB-/P	4,064	37,000	5,413	5/11/63	300 bp — Monthly	(1,328)
	CMBX NA BBB-.6 Index	BBB-/P	5,357	38,000	5,559	5/11/63	300 bp — Monthly	(180)
	CMBX NA BBB-.6 Index	BBB-/P	6,500	52,000	7,608	5/11/63	300 bp — Monthly	(1,077)
	CMBX NA BBB-.6 Index	BBB-/P	6,053	55,000	8,047	5/11/63	300 bp — Monthly	(1,961)
	CMBX NA BBB-.6 Index	BBB-/P	7,036	62,000	9,071	5/11/63	300 bp — Monthly	(1,998)
	CMBX NA BBB-.6 Index	BBB-/P	10,154	92,000	13,460	5/11/63	300 bp — Monthly	(3,252)
	CMBX NA BBB-.6 Index	BBB-/P	48,908	278,000	40,671	5/11/63	300 bp — Monthly	8,399
	CMBX NA BBB-.6 Index	BBB-/P	406,575	3,395,000	496,689	5/11/63	300 bp — Monthly	(88,133)

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	23,761	393,000	17,489	5/11/63	200 bp — Monthly	6,426
	CMBX NA A.6 Index	A/P	25,677	497,000	22,117	5/11/63	200 bp — Monthly	3,754

	Upfront premium received		1,839,259			Unrealized appreciation		140,840

	Upfront premium (paid)		—			Unrealized (depreciation)		(440,172)

	Total		$1,839,259				Total	$(299,332)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017.Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(8,981)	$55,000	$10,313	1/17/47	(500 bp) — Monthly	$1,278
	CMBX NA BB.7 Index	(8,638)	55,000	10,313	1/17/47	(500 bp) — Monthly	1,621

	Credit Suisse International
	CMBX NA BB.7 Index	(14,615)	828,000	196,898	5/11/63	(500 bp) — Monthly	181,479
	CMBX NA BB.7 Index	(84,053)	511,000	95,813	1/17/47	(500 bp) — Monthly	11,263
	CMBX NA BB.7 Index	(28,223)	153,000	28,688	1/17/47	(500 bp) — Monthly	316

	Goldman Sachs International
	CMBX NA BB.6 Index	(43,273)	423,000	100,589	5/11/63	(500 bp) — Monthly	56,906
	CMBX NA BB.7 Index	(6,961)	46,000	8,625	1/17/47	(500 bp) — Monthly	1,619
	CMBX NA BB.7 Index	(86,295)	425,000	79,688	1/17/47	(500 bp) — Monthly	(7,021)
	CMBX NA BB.7 Index	(16,548)	101,000	18,938	1/17/47	(500 bp) — Monthly	2,291

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(22,203)	167,000	39,713	5/11/63	(500 bp) — Monthly	17,347
	CMBX NA BB.6 Index	(12,657)	88,000	20,926	5/11/63	(500 bp) — Monthly	8,184
	CMBX NA BB.6 Index	(11,389)	81,000	19,262	5/11/63	(500 bp) — Monthly	7,794
	CMBX NA BB.7 Index	(91,245)	533,000	99,938	1/17/47	(500 bp) — Monthly	8,174
	CMBX NA BB.7 Index	(21,925)	135,000	25,313	1/17/47	(500 bp) — Monthly	3,256
	CMBX NA BB.7 Index	(16,593)	106,000	19,875	1/17/47	(500 bp) — Monthly	3,179
	CMBX NA BB.7 Index	(8,638)	55,000	10,313	1/17/47	(500 bp) — Monthly	1,621
	CMBX NA BBB-.7 Index	(3,236)	29,000	3,387	1/17/47	(300 bp) — Monthly	134
	CMBX NA BBB-.7 Index	(2,095)	20,000	2,336	1/17/47	(300 bp) — Monthly	229
	CMBX NA BBB-.7 Index	(1,004)	9,000	1,051	1/17/47	(300 bp) — Monthly	42

	Upfront premium received	—			Unrealized appreciation		306,733

	Upfront premium (paid)	(488,572)			Unrealized (depreciation)		(7,021)

	Total	$(488,572)				Total	$299,712

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation

	NA HY Series 29 Index	B+/P	$(1,852,272)	$25,071,000	$2,069,611	12/20/22	500 bp — Quarterly	$259,125
	NA Investment Grade Index	BBB+/P	(1,208,543)	54,600,000	1,301,500	12/20/22	100 bp — Quarterly	111,157

	Total		$(3,060,815)					$370,282

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation

	NA HY Series 29 Index	$347,774	$4,668,000	$385,343	12/20/22	(500 bp) — Quarterly	$(45,350)

	Total	$347,774					$(45,350)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,931,377,957.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,999, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$31,273,602	$110,727,585	$105,499,687	$108,659	$36,501,500
	Putnam Short Term Investment Fund**	234,437,630	92,500,000	138,999,102	701,511	187,938,528
	Total Short-term investments	$265,711,232	$203,227,585	$244,498,789	$810,170	$224,440,028
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $36,501,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $35,417,895.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $17,280,717.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,373,468.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,627,561.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $39,557,240 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.9%
	Japan	4.1
	United Kingdom	3.0
	France	2.0
	Germany	1.8
	China	1.8
	Spain	1.3
	Switzerland	1.3
	Australia	1.1
	Italy	1.0
	South Korea	1.0
	Taiwan	0.7
	Norway	0.6
	Canada	0.6
	Hong Kong	0.6
	Russia	0.6
	Netherlands	0.6
	Brazil	0.6
	Sweden	0.5
	India	0.5
	Portugal	0.5
	Other	1.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $149,734,903, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,594,549 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,373,468 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$28,277,023	$52,761,232	$—
Capital goods	116,250,902	13,467,248	—
Communication services	44,086,284	23,559,411	986
Conglomerates	9,593,011	13,449,845	—
Consumer cyclicals	189,475,736	82,183,161	4
Consumer staples	109,420,528	60,935,143	9,995
Energy	81,174,869	22,774,371	7,209
Government	260,267,429	150,617,477	—
Financials	—	2,052,350	—
Health care	179,859,666	51,459,834	—
Technology	317,279,345	50,607,540	—
Transportation	30,387,800	21,250,810	—
Utilities and power	54,647,449	18,977,256	—
Total common stocks	1,420,720,042	564,095,678	18,194
Asset-backed securities	—	4,244,000	—
Convertible bonds and notes	—	199,194	—
Convertible preferred stocks	—	239,208	—
Corporate bonds and notes	—	311,741,588	26
Foreign government and agency bonds and notes	—	9,697,302	—
Investment companies	216,535	—	—
Mortgage-backed securities	—	55,381,936	—
Preferred stocks	174,384	—	—
Purchased options outstanding	—	572,338	—
Senior loans	—	3,383,419	—
U.S. government and agency mortgage obligations	—	140,128,326	—
U.S. treasury obligations	—	122,906	—
Warrants	1,662	3,802,255	—
Short-term investments	188,628,528	303,281,133	—

Totals by level	$1,609,741,151	$1,396,889,283	$18,220

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,465,591)	$—
Futures contracts	4,174,451	—	—
Written options outstanding	—	(430,400)	—
Written swap options outstanding	—	(34,765)	—
TBA sale commitments	—	(4,115,937)	—
Interest rate swap contracts	—	(156,149)	—
Total return swap contracts	—	894,903	—
Credit default contracts	—	1,687,666	—

Totals by level	$4,174,451	$(4,620,273)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,219,381	$2,531,715
Foreign exchange contracts	2,894,139	5,217,792
Equity contracts	12,788,670	3,738,470
Interest rate contracts	461,520	829,363

Total	$20,363,710	$12,317,340

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$40,000
Purchased currency option contracts (contract amount)		$23,100,000
Written equity option contracts (contract amount)		$42,000
Written currency option contracts (contract amount)		$23,100,000
Written swap option contracts (contract amount)		$960,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$202,800,000
Centrally cleared interest rate swap contracts (notional)		$73,200,000
OTC total return swap contracts (notional)		$81,600,000
OTC credit default contracts (notional)		$9,100,000
Centrally cleared credit default contracts (notional)		$29,900,000
Warrants (number of warrants)		360,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018